                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                    811-7440
                                    --------------------------------------------

                     DIMENSIONAL EMERGING MARKETS VALUE FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               6300 Bee Cave Road, Building One, Austin, TX 78746
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

           Catherine L. Newell, Esquire, Vice President and Secretary
                    Dimensional Emerging Markets Value Fund,
               6300 Bee Cave Road, Building One, Austin, TX 78746
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (512) 306-7400

Date of fiscal year end:   October 31

Date of reporting period:  January 31, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                                   FORM N-Q
                               JANUARY 31, 2012
                                  (UNAUDITED)

                               TABLE OF CONTENTS

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES..................................  1

SCHEDULE OF INVESTMENTS.....................................................  2

NOTES TO SCHEDULE OF INVESTMENTS
   Organization............................................................. 41
   Security Valuation....................................................... 41
   Financial Instruments.................................................... 42
   Federal Tax Cost......................................................... 43
   Other.................................................................... 43
   Recent Issued Accounting Standards....................................... 43
   Subseqent Event Evaluations.............................................. 43

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULE OF INVESTMENTS

Investment Abbreviations
   ADR      American Depository Receipt
   GDR      Global Depositary Receipt
   NVDR     Non-Voting Depository Receipt
   P.L.C.   Public Limited Company

Investment Footnotes
   +        See Security Valuation Note within the Notes to Schedule of
            Investments.
   ++       Securities have generally been fair valued. See Security Valuation
            Note within the Notes to Schedule of Investments.
   *        Non-Income Producing Securities.
   #        Total or Partial Securities on Loan.
   @        Security purchased with cash proceeds from securities on loan.
   ^^       See Federal Tax Cost Note within the Notes to Schedule of
            Investments.
   --       Amounts designated as -- are either zero or rounded to zero.
   (S)      Affiliated Fund.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2012
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                         ---------- ------------
COMMON STOCKS -- (88.3%)
BRAZIL -- (7.5%)
   Banco Alfa de Investimento SA........................     97,200 $    305,975
   Banco Santander Brasil SA............................  1,443,917   13,387,967
   Banco Santander Brasil SA ADR........................ 14,675,928  133,844,463
   Bematech SA..........................................    507,000    1,239,062
  *BHG SA - Brazil Hospitality Group....................        914        8,370
   BM&F Bovespa SA...................................... 30,436,745  191,449,077
   BR Malls Participacoes SA............................  4,183,190   45,657,872
   BRF - Brasil Foods SA................................    188,398    3,730,867
  #BRF - Brasil Foods SA ADR............................  1,698,048   34,011,901
   Brookfield Incorporacoes SA..........................  5,665,084   19,908,205
   Camargo Correa Desenvolvimento Imobiliario SA........    751,000    1,715,024
   Cia Providencia Industria e Comercio SA..............    314,000    1,108,848
   Cosan SA Industria e Comercio........................  1,791,581   28,988,092
   CR2 Empreendimentos Imobiliarios SA..................     99,200      303,755
   Cremer SA............................................    259,070    2,327,953
   Duratex SA...........................................    859,992    4,818,751
   Embraer SA ADR.......................................    894,220   24,519,512
   Eternit SA...........................................    579,623    3,012,235
   Even Construtora e Incorporadora SA..................  3,010,056   12,404,077
   EZ Tec Empreendimentos e Participacoes SA............    728,300    7,394,713
  *Fertilizantes Heringer SA............................    273,200    1,790,373
   Fibria Celulose SA...................................  1,275,664   10,404,196
  #Fibria Celulose SA Sponsored ADR.....................  3,340,112   26,687,495
   Forjas Taurus SA.....................................    224,056      243,651
   Gafisa SA............................................  5,092,178   13,902,066
  #Gafisa SA ADR........................................  3,057,757   16,573,043
  *General Shopping Brasil SA...........................    338,730    2,506,742
   Gerdau SA............................................  1,860,396   14,694,062
  *Globex Utilidades SA.................................     42,731      425,549
  #Gol Linhas Aereas Inteligentes SA ADR................     34,659      239,147
   Grendene SA..........................................  1,136,145    5,527,262
   Guararapes Confeccoes SA.............................     11,350      498,836
   Helbor Empreendimentos SA............................     16,200      216,037
  *Hypermarcas SA.......................................  5,784,581   35,160,400
  *IdeiasNet SA.........................................    708,930    1,164,508
   Iguatemi Empresa de Shopping Centers SA..............    290,660    6,190,166
   Industrias Romi SA...................................    627,600    2,359,966
   Inepar SA Industria e Construcoes....................     26,528       39,476
  *JBS SA............................................... 15,505,030   56,706,240
   JHSF Participacoes SA................................  1,534,000    4,978,125
  *Kepler Weber SA......................................  4,157,400      547,277
  *Kroton Educacional SA................................    341,936    4,031,526
  *Log-in Logistica Intermodal SA.......................    807,500    3,475,504
   M. Dias Branco SA....................................    113,300    3,001,101
  *Magnesita Refratarios SA.............................  2,561,184    9,264,356
   Mahle-Metal Leve SA Industria e Comercio.............      3,900      108,817
   Marfrig Alimentos SA.................................  3,498,948   16,060,876
   Metalfrio Solutions SA...............................     97,900      319,946
   Minerva SA...........................................    733,125    2,211,292
  *MPX Energia SA.......................................    240,600    6,458,413
   Multiplan Empreendimentos Imobiliarios SA............    152,768    3,497,436
   Obrascon Huarte Lain Brasil SA.......................    127,200    4,585,810
   Paranapanema SA......................................  3,844,993    7,526,257
   PDG Realty SA Empreendimentos e Participacoes........  2,624,900   10,636,614
   Petroleo Brasileiro SA...............................  1,190,298   18,332,715
  #Petroleo Brasileiro SA ADR........................... 10,964,063  334,952,125
  *Plascar Participacoes Industriais SA.................  1,187,300    1,311,521
   Porto Seguro SA......................................    201,630    2,396,895

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                       SHARES        VALUE++
                                                    ------------- --------------
BRAZIL -- (Continued)
   Positivo Informatica SA.........................       551,626 $    1,837,490
   Profarma Distribuidora de Produtos
     Farmaceuticos SA..............................       145,025        987,750
   Rodobens Negocios Imobiliarios SA...............       306,101      1,874,588
   Rossi Residencial SA............................     4,389,192     23,714,499
  *Sao Carlos Empreendimentos e Participacoes SA...        78,200      1,118,038
   Sao Martinho SA.................................       598,132      6,901,523
   SLC Agricola SA.................................       458,451      4,198,269
  *Springs Global Participacoes SA.................       438,409        810,475
   Sul America SA..................................     1,211,885     12,207,633
  *Tereos Internacional SA.........................       200,004        307,927
   Trisul SA.......................................        91,961        151,058
   Triunfo Participacoes e Investimentos SA........       155,400        779,135
   Usinas Siderurgicas de Minas Gerais SA..........     2,197,000     21,301,042
  *Vanguarda Agro SA...............................     8,272,312      1,704,460
  *Viver Incorporadora e Construtora SA............     2,715,125      3,247,832
                                                                  --------------
TOTAL BRAZIL.......................................                1,240,304,259
                                                                  --------------
CHILE -- (1.6%)
   Almendral SA....................................       802,355        105,272
   Banco de Credito e Inversiones SA...............       105,237      6,719,883
   Besalco SA......................................         2,076          3,315
   Cementos Bio-Bio SA.............................       665,307        852,611
   Cencosud SA.....................................     3,035,959     17,263,466
   Cia General de Electricidad SA..................     1,054,399      5,683,803
   Cintac SA.......................................       153,487         77,274
  *Compania Sud Americana de Vapores SA............    48,455,324      9,761,047
   Corpbanca SA.................................... 1,023,918,130     15,133,827
   Cristalerias de Chile SA........................       264,624      2,503,055
   CTI Cia Tecno Industrial SA.....................       488,163         34,626
   Embotelladora Andina SA Series A ADR............        24,211        545,232
   Empresas CMPC SA................................    16,433,563     65,423,365
   Empresas Copec SA...............................     2,188,048     32,709,003
  *Empresas Hites SA...............................       300,520        190,729
   Empresas Iansa SA...............................    43,801,768      3,519,467
   Empresas La Polar SA............................     2,473,110      1,098,713
   Enersis SA......................................    35,276,003     12,776,429
   Enersis SA Sponsored ADR........................     3,131,254     57,333,261
   Gasco SA........................................       155,648        965,676
   Grupo Security SA...............................       983,156        329,985
   Inversiones Aguas Metropolitanas SA.............     5,216,461      8,140,268
  *Madeco SA.......................................    64,288,076      3,006,474
   Masisa SA.......................................    36,930,742      3,748,666
   Minera Valparaiso SA............................         7,390        242,024
   Parque Arauco SA................................     1,690,846      3,002,696
   PAZ Corp. SA....................................     1,226,166        543,494
   Ripley Corp. SA.................................     6,910,677      7,260,569
   Salfacorp SA....................................       404,433      1,069,493
   Sociedad Quimica y Minera de Chile SA Series A..        32,018      1,802,804
   Socovesa SA.....................................     4,757,779      1,800,136
  *Sonda SA........................................        38,589        105,068
   Soquimic Comercial SA...........................       198,000         67,665
   Vina Concha Y Toro SA...........................       160,507        342,791
   Vina Concha Y Toro SA Sponsored ADR.............         2,846        117,398
   Vina San Pedro Tarapaca SA......................    57,038,434        382,886
                                                                  --------------
TOTAL CHILE........................................                  264,662,471
                                                                  --------------
CHINA -- (13.6%)
 #*361 Degrees International, Ltd..................       355,000        141,656
  *A8 Digital Music Holdings, Ltd..................       474,000         53,718
  #Agile Property Holdings, Ltd....................    13,434,000     14,931,083
 #*Agricultural Bank of China, Ltd. Series H.......    17,814,000      8,796,945

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
CHINA -- (Continued)
  #Aluminum Corp. of China, Ltd. ADR..................     276,693 $  3,367,354
   Aluminum Corp. of China, Ltd. Series H.............      28,000       13,638
   AMVIG Holdings, Ltd................................   5,131,100    2,434,079
  #Angang Steel Co., Ltd. Series H....................  13,887,640    9,949,146
   Anhui Tianda Oil Pipe Co., Ltd. Series H...........   2,718,412      524,682
  #Anton Oilfield Services Group......................  14,428,527    2,007,039
  #Asia Cement China Holdings Corp....................   6,739,500    3,257,901
   Asian Citrus Holdings, Ltd.........................   5,365,000    2,915,363
  *AVIC International Holding HK, Ltd.................  20,490,285      659,511
   Bank of China, Ltd. Series H....................... 803,391,331  342,308,955
   Bank of Communications Co., Ltd. Series H..........  95,486,574   76,336,376
   Baoye Group Co., Ltd. Series H.....................   1,761,120      808,877
  *BaWang International Group Holding, Ltd............   2,692,000      326,421
   Beijing Capital International Airport Co., Ltd.
     Series H.........................................  23,343,599   12,072,150
   Beijing Capital Land, Ltd. Series H................  15,289,060    3,448,330
  *Beijing Development HK, Ltd........................   1,545,000      242,995
   Beijing Enterprises Holdings, Ltd..................   6,019,000   34,869,180
  #Beijing Jingkelong Co., Ltd. Series H..............     207,000      174,605
   Beijing North Star Co., Ltd. Series H..............   7,382,000    1,264,633
  *Beijing Properties Holdings, Ltd...................      62,000        3,393
  *Besunyen Holdings Co., Ltd.........................     197,000       18,553
   Bosideng International Holdings, Ltd...............   3,924,000    1,112,179
 #*Brilliance China Automotive Holdings, Ltd..........  14,532,000   15,533,721
  *BYD Electronic International Co., Ltd..............  11,721,136    3,960,194
   C C Land Holdings, Ltd.............................  12,975,162    2,822,326
   Catic Shenzhen Holdings, Ltd. Series H.............   2,506,000    1,050,797
   Central China Real Estate, Ltd.....................   7,493,350    1,638,159
   Centron Telecom International Holdings, Ltd........   3,090,945      477,464
  #Chaoda Modern Agriculture Holdings, Ltd............  37,445,412    5,311,200
  *Chigo Holding, Ltd.................................   3,192,000       73,206
  #China Aerospace International Holdings, Ltd........  32,058,000    2,477,339
  #China Agri-Industries Holdings, Ltd................  17,106,000   13,867,977
  #China Aoyuan Property Group, Ltd...................  14,731,000    1,858,614
  #China Automation Group, Ltd........................   1,878,000      534,628
   China BlueChemical, Ltd. Series H..................   9,594,878    7,280,419
  #China Chengtong Development Group, Ltd.............   4,982,000      198,789
  #China Citic Bank Corp., Ltd. Series H..............  95,111,716   60,183,835
   China Coal Energy Co., Ltd. Series H...............  41,470,000   51,840,392
   China Communications Construction Co., Ltd. Series
     H................................................  65,814,327   61,165,430
  #China Communications Services Corp., Ltd. Series H.  28,927,072   12,882,317
   China Construction Bank Corp. Series H............. 153,591,940  122,393,989
  #China COSCO Holdings Co., Ltd. Series H............  28,661,000   16,310,847
  #China Dongxiang Group Co., Ltd.....................  37,813,127    6,286,675
  *China Energine International Holdings, Ltd.........   6,356,390      237,470
   China Everbright, Ltd..............................  11,603,869   18,978,304
  *China Glass Holdings, Ltd..........................     996,000      172,935
  *China Grand Forestry Green Resources Group, Ltd....   4,465,400      414,074
  #China Green Holdings, Ltd..........................   6,645,800    1,886,552
   China Haidian Holdings, Ltd........................  20,559,108    2,225,512
  #China High Precision Automation Group, Ltd.........     429,000      148,526
  #China High Speed Transmission Equipment Group Co.,
    Ltd...............................................  10,555,000    5,562,029
  #China Huiyuan Juice Group, Ltd.....................   7,627,983    2,711,574
 #*China Lumena New Materials Corp....................  37,460,000    7,365,811
   China Merchants Holdings International Co., Ltd....   7,708,083   25,549,691
  *China Mining Resources Group, Ltd..................  30,230,000      440,472
  #China Minsheng Banking Corp., Ltd. Series H........  47,642,500   44,156,513
  #China Molybdenum Co., Ltd. Series H................   2,308,000    1,138,319
  #China National Materials Co., Ltd. Series H........   7,052,000    2,948,384
  *China Nickel Resources Holding Co., Ltd............   5,314,000      452,154
  *China Ocean Resources Co., Ltd.....................      14,330       72,627
  *China Oil & Gas Group, Ltd.........................  16,105,715    1,326,243

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- ------------
CHINA -- (Continued)
  #China Oriental Group Co., Ltd.......................      26,000 $      7,808
  #China Petroleum & Chemical Corp. ADR................     993,796  119,404,589
   China Petroleum & Chemical Corp. Series H........... 116,064,289  139,597,602
  #China Pharmaceutical Group, Ltd.....................  12,996,000    3,134,689
  *China Properties Group, Ltd.........................   6,795,000    2,048,531
 #*China Qinfa Group, Ltd..............................   4,076,000      885,997
   China Railway Construction Corp., Ltd. Series H.....  29,320,514   19,012,292
 #*China Rare Earth Holdings, Ltd......................  17,725,000    3,876,901
  *China Renewable Energy Investment, Ltd..............   2,031,109       75,891
   China Resources Enterprise, Ltd.....................   4,642,000   15,964,857
  #China Resources Land, Ltd...........................  23,181,727   41,022,621
 #*China Rongsheng Heavy Industries Group Holdings, Ltd   6,137,000    1,927,618
  *China Sanjiang Fine Chemicals Co., Ltd..............      43,000       11,249
  #China SCE Property Holdings, Ltd....................     949,000      189,603
   China Shanshui Cement Group, Ltd....................     223,000      163,908
 #*China Shipping Container Lines Co., Ltd. Series H...  54,095,700   12,039,746
   China Shipping Development Co., Ltd. Series H.......  16,409,488   11,350,231
 #*China Singyes Solar Technologies Holdings, Ltd......     741,000      348,373
  #China South City Holdings, Ltd......................   4,802,462      668,340
   China Starch Holdings, Ltd..........................  17,135,000      562,208
   China Sunshine Paper Holdings Co., Ltd..............     850,500       77,604
  *China Tontine Wines Group, Ltd......................     174,000       19,952
  #China Travel International Investment Hong Kong, Ltd  47,809,631    8,984,720
  #China Unicom Hong Kong, Ltd.........................   3,578,000    6,585,394
  #China Unicom Hong Kong, Ltd. ADR....................   7,316,862  135,142,441
 #*China Vanadium Titano - Magnetite Mining Co., Ltd...   9,219,000    1,897,218
   China Wireless Technologies, Ltd....................     980,000      174,070
  #China Yurun Food Group, Ltd.........................   3,317,000    5,476,563
  #China Zhongwang Holdings, Ltd.......................  19,968,154    8,002,154
 #*Chongqing Iron & Steel Co., Ltd. Series H...........   6,734,000    1,049,754
   Chongqing Machinery & Electric Co., Ltd. Series H...  15,582,000    3,130,294
  #Chu Kong Petroleum & Natural Gas Steel Pipe
    Holdings, Ltd......................................   2,977,000      892,440
  *CIMC Enric Holdings, Ltd............................   1,714,000      706,152
  #Citic Pacific, Ltd..................................  16,793,000   32,122,008
  *Citic Resources Holdings, Ltd.......................  38,190,000    5,605,299
 #*Clear Media, Ltd....................................     641,000      275,124
  *Coastal Greenland, Ltd..............................   8,098,000      296,365
 #*Comtec Solar Systems Group, Ltd.....................   3,128,000      571,235
   COSCO International Holdings, Ltd...................  10,464,000    4,433,917
   COSCO Pacific, Ltd..................................  19,940,187   27,771,444
  *Coslight Technology International Group, Ltd........   1,250,000      312,305
  #Country Garden Holdings Co., Ltd....................  31,616,146   13,651,345
   CPMC Holdings, Ltd..................................   1,703,000      799,951
   DaChan Food Asia, Ltd...............................   3,035,000      524,015
   Dalian Port (PDA) Co., Ltd. Series H................  13,694,000    3,211,619
  *Daqing Dairy Holdings, Ltd..........................      34,000        6,570
  *DBA Telecommunication Asia Holdings, Ltd............   2,544,000      837,723
  #Dynasty Fine Wines Group, Ltd.......................   8,840,600    2,096,256
   Embry Holdings, Ltd.................................     412,000      223,116
  #Evergrande Real Estate Group, Ltd...................   5,160,000    2,444,927
  *Evergreen International Holdings, Ltd...............      42,000       10,174
   Fantasia Holdings Group Co., Ltd....................   4,574,515      477,389
   First Tractor Co., Ltd. Series H....................   3,192,000    3,279,159
  #Fosun International, Ltd............................  13,151,244    8,056,148
  #Franshion Properties China, Ltd.....................  40,338,580    9,815,658
  #Geely Automobile Holdings, Ltd......................  17,370,000    5,149,593
  #Global Bio-Chem Technology Group Co., Ltd...........  34,646,360    7,755,227
  *Global Sweeteners Holdings, Ltd.....................  10,168,350    1,179,013
 #*Glorious Property Holdings, Ltd.....................  31,319,000    5,001,446
   Goldbond Group Holdings, Ltd........................   1,830,000       73,044
  *Golden Meditech Holdings, Ltd.......................  11,139,679    1,549,578

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES     VALUE++
                                                          ---------- -----------
CHINA -- (Continued)
   Goldlion Holdings, Ltd................................  1,105,000 $   424,023
  #Great Wall Motor Co., Ltd. Series H...................  7,943,000  13,577,776
  #Great Wall Technology Co., Ltd. Series H..............  7,348,035   1,655,082
   Greentown China Holdings, Ltd.........................  7,648,591   3,423,706
   Guangshen Railway Co., Ltd............................    480,000     175,006
  #Guangshen Railway Co., Ltd. Sponsored ADR.............    426,392   7,785,918
   Guangzhou Automobile Group Co., Ltd. Series H......... 27,145,572  29,444,240
   Guangzhou Investment Co., Ltd......................... 63,262,170  10,829,588
   Guangzhou Pharmaceutical Co., Ltd. Series H...........  1,396,000   1,094,436
  #Guangzhou R&F Properties Co., Ltd. Series H........... 12,575,914  12,300,246
   Hainan Meilan International Airport Co., Ltd. Series
     H...................................................  1,711,000   1,277,273
   Harbin Electric Co., Ltd. Series H.................... 10,025,474   9,685,111
  *Heng Tai Consumables Group, Ltd....................... 47,266,797   2,102,056
  #Hidili Industry International Development, Ltd........ 14,614,000   5,450,333
  #HKC Holdings, Ltd..................................... 33,965,878   1,202,358
 #*Honghua Group, Ltd.................................... 14,874,970   1,589,755
  #Hopson Development Holdings, Ltd...................... 10,562,000   6,463,981
   Hua Han Bio-Pharmaceutical Holdings, Ltd.............. 13,764,104   2,452,176
 #*Hunan Nonferrous Metal Corp., Ltd. Series H...........  8,438,000   2,477,294
   Huscoke Resources Holdings, Ltd....................... 15,398,000     279,698
   Industrial & Commercial Bank of China, Ltd. Series H.. 37,221,996  26,043,689
   Inspur International, Ltd............................. 30,251,713     954,248
   Jingwei Textile Machinery Co., Ltd. Series H..........    520,000     252,391
   Ju Teng International Holdings, Ltd................... 10,492,249   1,366,164
  *Kai Yuan Holdings, Ltd................................ 61,340,000   1,471,062
 #*Kaisa Group Holdings, Ltd............................. 10,101,632   2,043,592
   Kasen International Holdings, Ltd.....................  1,885,000     268,372
   Kingboard Chemical Holdings, Ltd......................  7,595,871  26,102,878
  #Kingboard Laminates Holdings, Ltd.....................  3,712,500   1,975,799
   Kingway Brewery Holdings, Ltd.........................  3,196,000     985,209
  #KWG Property Holding, Ltd............................. 19,063,000   7,881,808
   Lai Fung Holdings, Ltd................................ 22,212,280     543,623
  #Lee & Man Paper Manufacturing, Ltd....................  8,574,000   3,498,524
   Lijun International Pharmaceutical Holding, Ltd.......  8,270,046   1,055,652
  #Lingbao Gold Co., Ltd. Series H.......................  2,990,000   1,319,619
   Loudong General Nice Resources China Holdings, Ltd.... 17,994,000   1,415,334
  #Maanshan Iron & Steel Co., Ltd. Series H.............. 26,030,000   8,978,519
  *Maoye International Holdings, Ltd.....................     54,000      13,070
  *Media China Corp., Ltd................................  3,711,250      39,071
  #Metallurgical Corp of China, Ltd. Series H............ 18,574,659   4,327,791
   Min Xin Holdings, Ltd.................................  1,546,000     817,033
  *Mingyuan Medicare Development Co., Ltd................ 37,060,264   1,264,779
  #Minmetals Land, Ltd................................... 19,357,205   2,142,818
  *Minmetals Resources, Ltd..............................  5,364,000   2,515,636
   Minth Group, Ltd......................................  2,906,000   3,131,474
  *Nan Hai Corp, Ltd..................................... 31,450,000     137,769
   NetDragon Websoft, Inc................................  1,739,500   1,011,682
   New World China Land, Ltd............................. 24,342,600   5,893,997
   New World Department Store China, Ltd.................     23,000      13,957
  #Nine Dragons Paper Holdings, Ltd...................... 14,060,000   9,461,962
 #*O-Net Communications Group, Ltd.......................     75,000      20,171
 #*Oriental Ginza Holdings, Ltd..........................  1,037,000      49,589
  *Overseas Chinese Town Asia Holdings, Ltd..............      2,000         579
 #*Peak Sport Products Co., Ltd..........................  3,112,000     681,269
  *PetroAsian Energy Holdings, Ltd....................... 42,498,084   1,071,802
   PetroChina Co., Ltd. ADR..............................     23,074   3,357,267
  #Poly Hong Kong Investment, Ltd........................ 24,419,488  12,160,583
  *Pou Sheng International Holdings, Ltd.................  8,557,529   1,070,410
   Powerlong Real Estate Holdings, Ltd...................  1,496,000     198,751
  #Prosperity International Holdings HK, Ltd............. 18,340,000   1,039,145
   Qin Jia Yuan Media Services Co., Ltd.................. 10,447,250     231,260

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                      SHARES      VALUE++
                                                                    ----------- -----------
CHINA -- (Continued)
   Qingling Motors Co., Ltd. Series H..............................  12,466,000 $ 3,454,952
   Qunxing Paper Holdings Co., Ltd.................................   5,020,071   1,329,358
  #Real Gold Mining, Ltd...........................................   3,137,500   3,564,192
  #Real Nutriceutical Group, Ltd...................................   5,818,000   2,009,780
   Regent Manner International, Ltd................................     436,000     105,074
  #Renhe Commercial Holdings Co., Ltd..............................   2,858,000     338,650
   REXLot Holdings, Ltd............................................  83,281,150   5,557,648
  *Royale Furniture Holdings, Ltd..................................   1,990,375     556,804
   Samson Holding, Ltd.............................................   7,320,452     848,299
  *Semiconductor Manufacturing International Corp.................. 143,032,000   7,538,231
  *Semiconductor Manufacturing International Corp. ADR.............   1,331,701   3,435,789
  #Shandong Chenming Paper Holdings, Ltd. Series H.................   3,534,818   1,715,294
   Shandong Molong Petroleum Machinery Co., Ltd. Series H..........      41,013      24,475
   Shandong Xinhua Pharmaceutical Co., Ltd. Series H...............     984,000     260,709
   Shanghai Industrial Holdings, Ltd...............................   8,282,918  26,455,354
  *Shanghai Industrial Urban Development Group, Ltd................  11,246,000   2,366,300
   Shanghai Jin Jiang International Hotels Group Co., Ltd.
     Series H......................................................  16,772,000   2,289,983
   Shanghai Prime Machinery Co., Ltd. Series H.....................   8,440,000   1,412,992
  *Shanghai Zendai Property, Ltd...................................  18,545,000     319,889
   Shengli Oil & Gas Pipe Holdings, Ltd............................   4,507,500     464,146
   Shenzhen International Holdings, Ltd............................  98,222,500   6,706,711
   Shenzhen Investment, Ltd........................................  33,981,494   7,094,579
  #Shimao Property Holdings, Ltd...................................  21,945,535  22,459,786
   Shougang Concord Century Holdings, Ltd..........................   7,134,299     330,681
   Shougang Concord International Enterprises Co., Ltd.............  63,908,208   4,443,995
   Shougang Fushan Resources Group, Ltd............................  38,944,594  15,636,335
  #Shui On Land, Ltd...............................................  38,010,704  13,261,251
  #Silver Grant International Industries, Ltd......................  20,056,804   4,493,859
  #SIM Technology Group, Ltd.......................................   8,964,000     703,501
 #*Sino Oil & Gas Holdings, Ltd....................................  82,725,000   2,875,033
  *Sino Prosper State Gold Resources Holdings, Ltd.................  87,450,000     977,053
 #*Sino Union Energy Investment Group, Ltd.........................  43,280,000   2,730,498
   SinoCom Software Group, Ltd.....................................   1,160,000      98,699
  #Sinofert Holdings, Ltd..........................................  31,504,000   9,065,348
  *Sinolink Worldwide Holdings, Ltd................................  17,370,508   1,410,629
   SinoMedia Holding, Ltd..........................................   2,952,139     953,766
  #Sino-Ocean Land Holdings, Ltd...................................  41,807,377  21,503,807
  #Sinopec Kantons Holdings, Ltd...................................   8,856,300   5,111,063
  #Sinotrans Shipping, Ltd.........................................  15,580,916   4,010,772
   Sinotrans, Ltd. Series H........................................  23,891,000   4,931,692
  #Sinotruk Hong Kong, Ltd.........................................   8,568,335   4,834,375
  #Skyworth Digital Holdings, Ltd..................................  22,712,555   9,771,280
  *SMI Corp., Ltd..................................................   2,700,000      87,126
  #Soho China, Ltd.................................................  26,383,888  17,305,057
  #Solargiga Energy Holdings, Ltd..................................   6,826,486     764,017
  #SPG Land Holdings, Ltd..........................................   3,332,575     609,523
  #SRE Group, Ltd..................................................  35,062,000   1,693,234
   Sunny Optical Technology Group Co., Ltd.........................   3,742,000     886,264
   Tak Sing Alliance Holdings, Ltd.................................   3,394,391     266,509
   TCC International Holdings, Ltd.................................  12,223,056   4,419,527
 #*TCL Multimedia Technology Holdings, Ltd.........................   8,800,200   3,230,795
   Texhong Textile Group, Ltd......................................   1,540,000     368,683
  #Tian An China Investments Co., Ltd..............................   7,019,000   3,578,151
   Tiangong International Co., Ltd.................................  11,027,944   2,226,534
   Tianjin Port Development Holdings, Ltd..........................   6,985,657     978,974
  #Tianneng Power International, Ltd...............................   7,890,280   3,474,796
   Tomson Group, Ltd...............................................   2,947,206     782,312
  *Tong Ren Tang Technologies Co., Ltd. Series H...................      32,000      35,333
   TPV Technology, Ltd.............................................   4,900,496   1,249,193
   Travelsky Technology, Ltd. Series H.............................  16,861,500   9,318,352
  #Truly International Holdings, Ltd...............................  20,811,500   3,563,200

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ---------- --------------
CHINA -- (Continued)
 #*VODone, Ltd........................................ 30,252,000 $    4,360,563
   Wasion Group Holdings, Ltd.........................  5,125,291      2,059,730
   Weiqiao Textile Co., Ltd. Series H.................  7,255,500      3,737,780
 #*West China Cement, Ltd............................. 10,222,000      1,698,543
   Wuyi International Pharmaceutical Co., Ltd.........  3,925,000        227,630
   Xiamen International Port Co., Ltd. Series H....... 13,936,000      2,119,095
  #Xingda International Holdings, Ltd.................  8,397,000      3,312,948
   Xinhua Winshare Publishing & Media Co., Ltd.
     Series H.........................................  4,927,000      2,216,752
  #Xinjiang Xinxin Mining Industry Co., Ltd. Series H.  8,870,000      2,775,420
  *Xiwang Sugar Holdings Co., Ltd.....................  9,346,736      1,372,935
  *XTEP International Holdings, Ltd...................    828,500        271,246
  *Yantai North Andre Juice Co. Series H..............    305,000         10,414
   Yip's Chemical Holdings, Ltd.......................    200,000        150,808
 #*Youyuan International Holdings, Ltd................      2,663            661
  *Yuzhou Properties Co...............................    248,000         60,707
 #*Zhejiang Glass Co., Ltd. Series H..................    437,000             --
  *Zhong An Real Estate, Ltd..........................  4,524,800        654,515
                                                                  --------------
TOTAL CHINA...........................................             2,245,754,091
                                                                  --------------
CZECH REPUBLIC -- (0.3%)
   CEZ A.S............................................    124,647      5,042,909
   Komercni Banka A.S.................................     19,588      3,753,253
   Pegas Nonwovens SA.................................    141,414      3,270,170
   Telefonica Czech Republic A.S......................  1,037,226     20,683,181
  *Unipetrol A.S......................................  1,436,781     12,780,174
                                                                  --------------
TOTAL CZECH REPUBLIC..................................                45,529,687
                                                                  --------------
HUNGARY -- (0.5%)
  *Danubius Hotel & Spa P.L.C.........................    136,180      1,817,249
  *Egis Pharmaceuticals P.L.C.........................     55,527      4,083,516
  *Fotex Holding SE Co., Ltd..........................    899,183      1,180,435
  *MOL Hungarian Oil & Gas P.L.C......................    219,222     18,365,472
  #OTP Bank P.L.C.....................................  3,060,332     54,898,882
  *PannErgy P.L.C.....................................    183,096        561,396
   Tisza Chemical Group P.L.C.........................    236,690      2,343,501
                                                                  --------------
TOTAL HUNGARY.........................................                83,250,451
                                                                  --------------
INDIA -- (8.0%)
   Aban Offshore, Ltd.................................    238,529      2,144,684
   ABG Shipyard, Ltd..................................    244,227      1,906,854
   Aditya Birla Nuvo, Ltd.............................    439,590      7,235,530
   Ajmera Realty & Infra India, Ltd...................     50,552        124,522
   Akzo Nobel India, Ltd..............................     49,338        799,613
   Alembic Pharmaceuticals, Ltd.......................    619,600        478,688
  *Alembic, Ltd.......................................    619,600        226,915
   Allahabad Bank, Ltd................................  1,322,551      4,311,152
   Alok Industries, Ltd...............................  3,717,329      1,503,006
   Amara Raja Batteries, Ltd..........................     19,236         83,890
   Ambuja Cements, Ltd................................  3,918,488     12,714,166
   Amtek Auto, Ltd....................................  1,037,946      2,279,955
   Anant Raj Industries, Ltd..........................  1,219,432      1,497,203
  *Andhra Bank, Ltd...................................  1,979,123      4,083,290
   Ansal Properties & Infrastructure, Ltd.............    598,206        403,519
  *Apollo Hospitals Enterprise, Ltd...................    367,830      4,473,086
   Apollo Tyres, Ltd..................................  1,676,970      2,451,595
  *Arvind, Ltd........................................  1,526,154      2,973,988
  *Ashok Leyland, Ltd................................. 17,481,814      9,672,232
   Asian Hotels East, Ltd.............................      1,050          6,355
   Aurobindo Pharma, Ltd..............................  1,258,812      2,916,961
   Axis Bank, Ltd.....................................    243,981      5,287,799

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES     VALUE++
                                                           --------- -----------
INDIA -- (Continued)
   Bajaj Finance, Ltd.....................................    93,989 $ 1,426,318
   Bajaj Finserv, Ltd.....................................     2,123      19,281
   Bajaj Hindusthan, Ltd.................................. 4,079,964   2,851,358
   Bajaj Holdings & Investment, Ltd.......................   350,953   4,773,736
   Balkrishna Industries, Ltd.............................    22,245      86,827
   Ballarpur Industries, Ltd.............................. 3,776,483   1,768,057
   Balmer Lawrie & Co., Ltd...............................    61,792     660,473
   Balrampur Chini Mills, Ltd............................. 2,395,121   2,349,617
   Bank of Baroda.........................................   797,959  12,124,177
   Bank of India.......................................... 1,545,636  10,741,251
   Bank of Maharashtra, Ltd............................... 1,320,264   1,272,426
   BASF India, Ltd........................................       632       6,439
   BEML, Ltd..............................................   190,772   2,044,825
   Bengal & Assam Co., Ltd................................     9,237      40,389
  *BGR Energy Systems, Ltd................................   157,715     735,830
   Bhushan Steel, Ltd..................................... 1,046,329   7,473,470
   Birla Corp., Ltd.......................................   117,478     637,710
   Bl Kashyap & Sons, Ltd.................................   112,932      30,166
   Bombay Dyeing & Manufacturing Co., Ltd.................   125,117   1,059,724
   Bombay Rayon Fashions, Ltd.............................    66,045     349,302
   Brigade Enterprises, Ltd...............................     5,099       6,326
  *Cairn India, Ltd....................................... 3,309,459  22,693,255
   Canara Bank............................................ 1,266,616  12,036,589
   Central Bank of India.................................. 2,536,941   4,344,028
   Century Enka, Ltd......................................     1,913       4,449
   Century Textiles & Industries, Ltd.....................   692,091   3,907,091
   Chambal Fertilizers & Chemicals, Ltd................... 1,344,619   2,299,777
  *Cholamandalam Investment & Finance Co., Ltd............    11,397      34,950
   City Union Bank, Ltd................................... 1,232,912   1,080,097
  *Coromandel International, Ltd..........................    72,717     390,654
   Corporation Bank.......................................   232,478   1,942,903
  *Cranes Software International, Ltd.....................   127,339       7,453
   Dalmia Bharat Enterprises, Ltd.........................   159,852     416,909
   Dalmia Cement (Bharat), Ltd............................   130,837      37,936
  *DB Realty, Ltd.........................................   902,387   1,129,453
   DCM Shriram Consolidated, Ltd..........................   216,466     186,031
  *Deccan Chronicle Holdings, Ltd.........................   507,992     443,750
   Deepak Fertilizers & Petrochemicals Corp., Ltd.........   424,886   1,193,128
   Dena Bank..............................................    99,442     136,014
  *Development Credit Bank, Ltd........................... 1,868,686   1,624,307
   Dewan Housing Finance Corp., Ltd.......................   115,020     544,511
   Dhanalakshmi Bank, Ltd.................................   470,051     564,718
   Dishman Pharmaceuticals & Chemicals, Ltd...............    89,818      93,628
   DLF, Ltd............................................... 5,112,489  22,237,318
  *Dredging Corp. of India, Ltd...........................    61,914     368,874
   E.I.D. - Parry (India), Ltd............................   743,208   3,106,509
   Edelweiss Financial Services, Ltd...................... 1,123,000     751,919
   Educomp Solutions, Ltd.................................   523,312   2,276,273
   Eicher Motors, Ltd.....................................    41,089   1,392,042
   EIH, Ltd...............................................   872,785   1,555,763
   Elder Pharmaceuticals, Ltd.............................   136,186     945,524
   Electrosteel Casings, Ltd..............................   723,522     283,548
   Elgi Equipments, Ltd...................................    35,934      50,375
   Era Infra Engineering, Ltd.............................   650,676   1,789,511
   Escorts, Ltd........................................... 1,272,669   2,092,673
  *Essar Ports, Ltd.......................................   586,604     713,385
  *Essar Shipping, Ltd....................................   288,928     177,932
   Essel Propack, Ltd.....................................   750,981     501,243
   Everest Kanto Cylinder, Ltd............................   351,825     259,977
  *Everonn Education, Ltd.................................     3,876      21,823
   FAG Bearings (India), Ltd..............................       500      12,075

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- ------------
INDIA -- (Continued)
   FDC, Ltd.............................................    131,817 $    218,471
  *Federal Bank, Ltd....................................  1,716,368   13,835,472
  *Federal-Mogul Goetze (India), Ltd....................      8,496       41,545
   Financial Technologies (India), Ltd..................    125,565    1,830,143
   Finolex Cables, Ltd..................................    530,760      356,261
   Finolex Industries, Ltd..............................    695,629      747,402
  *Fortis Healthcare India, Ltd.........................    826,012    1,743,468
   Future Capital Holdings, Ltd.........................    109,634      290,992
   GAIL India, Ltd......................................    523,189    3,938,492
   Gammon India, Ltd....................................    411,248      431,240
   Gateway Distriparks, Ltd.............................    239,619      624,987
   Geodesic, Ltd........................................    615,394      582,864
   Geojit BNP Paribas Financial Services, Ltd...........      9,369        3,449
   Gitanjali Gems, Ltd..................................    513,757    3,219,183
   Godawari Power & Ispat, Ltd..........................     12,722       25,637
   Godfrey Phillips India, Ltd..........................        784       46,456
   Graphite India, Ltd..................................    502,507      760,775
   Grasim Industries, Ltd...............................     15,142      803,797
   Great Eastern Shipping Co., Ltd......................    942,893    4,422,419
   Great Offshore, Ltd..................................     47,996       90,478
  *GTL Infrastructure, Ltd..............................  2,481,649      599,467
   Gujarat Alkalies & Chemicals, Ltd....................    421,803    1,155,456
   Gujarat Fluorochemicals, Ltd.........................    222,534    2,186,334
   Gujarat Narmada Valley Fertilizers Co., Ltd..........    647,256    1,096,282
   Gujarat NRE Coke, Ltd................................    660,595      297,394
   Gujarat State Fertilizers & Chemicals, Ltd...........    445,889    3,390,091
   Gulf Oil Corp., Ltd..................................    194,724      260,942
   HBL Power Systems, Ltd...............................    430,244      144,430
   HCL Infosystems, Ltd.................................    753,914      709,553
   HEG, Ltd.............................................    136,218      528,493
  *HeidelbergCement India, Ltd..........................    541,608      368,720
  *Hexa Tradex, Ltd.....................................    348,084      246,394
   Hexaware Technologies, Ltd...........................  2,847,378    4,872,545
   Hikal, Ltd...........................................      2,987       16,743
   Hindalco Industries, Ltd............................. 13,995,859   41,353,596
   Hinduja Global Solutions, Ltd........................     63,466      414,696
   Hinduja Ventures, Ltd................................     68,545      492,594
   Hindustan Construction Co., Ltd......................  6,104,087    2,905,021
   Hotel Leelaventure, Ltd..............................  1,357,335      940,286
  *Housing Development & Infrastructure, Ltd............  2,859,933    4,585,401
   HSIL, Ltd............................................    130,310      338,876
   ICICI Bank, Ltd......................................    919,070   16,695,573
  #ICICI Bank, Ltd. Sponsored ADR.......................  3,805,302  137,789,985
   ICSA (India), Ltd....................................    280,681      177,253
   IDBI Bank, Ltd.......................................  2,831,993    5,789,698
  *Idea Cellular, Ltd...................................  8,283,772   15,864,621
   IFCI, Ltd............................................  7,149,198    4,131,056
   India Cements, Ltd...................................  2,622,260    4,262,197
   India Infoline, Ltd..................................  2,442,911    2,620,866
   Indiabulls Financial Services, Ltd...................  1,828,506    6,673,666
  *Indiabulls Infrastructure and Power, Ltd............. 10,676,959    1,671,345
   Indiabulls Real Estate, Ltd..........................  3,619,308    5,193,275
   Indian Bank..........................................  1,190,634    5,355,216
   Indian Hotels Co., Ltd...............................  3,540,025    4,693,398
   Indian Overseas Bank.................................  1,793,529    3,176,734
   Indo Rama Synthetics (India), Ltd....................    180,172      125,268
   IndusInd Bank, Ltd...................................  1,091,668    6,431,503
   INEOS ABS India, Ltd.................................     28,114      341,037
   Infotech Enterprises, Ltd............................     21,152       57,722
   Infrastructure Development Finance Co., Ltd..........  8,584,754   23,059,394
   ING Vysya Bank, Ltd..................................    289,910    1,960,759

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                            SHARES     VALUE++
                                                          ---------- -----------
INDIA -- (Continued)
   Ingersoll-Rand India, Ltd.............................     28,609 $   264,107
   Ipca Laboratories, Ltd................................    160,859     970,638
   ISMT, Ltd.............................................    311,182     185,878
  *IVRCL Assets & Holdings, Ltd..........................     46,934      36,290
   IVRCL Infrastructures & Projects, Ltd.................  3,263,325   3,322,812
   J.B. Chemicals & Pharmaceuticals, Ltd.................    373,888     514,839
   Jai Balaji Industries, Ltd............................     16,461      14,279
   Jai Corp., Ltd........................................    138,834     221,274
   Jaiprakash Associates, Ltd............................ 12,455,278  17,534,172
   Jammu & Kashmir Bank, Ltd.............................    269,770   4,502,786
  *Jaypee Infratech, Ltd.................................    363,156     314,313
   JBF Industries, Ltd...................................     96,294     213,219
  *Jet Airways (India), Ltd..............................    244,572   1,232,837
   Jindal Poly Films, Ltd................................    139,745     599,950
   Jindal Saw, Ltd.......................................  1,903,677   5,462,983
  *Jindal Stainless, Ltd.................................    746,050   1,124,859
   JK Cement, Ltd........................................     68,524     156,092
   JK Lakshmi Cement, Ltd................................    215,508     205,397
   JK Tyre & Industries, Ltd.............................     84,255     128,877
   JM Financial, Ltd.....................................  1,719,256     516,175
   JSW Energy, Ltd.......................................  2,407,318   2,622,285
  *JSW ISPAT Steel, Ltd..................................  4,904,285   1,310,215
   JSW Steel, Ltd........................................  1,467,112  20,685,912
   Jubilant Industries, Ltd..............................     12,130      51,616
   Jubilant Organosys, Ltd...............................    417,335   1,462,816
  *Jyothy Laboratories, Ltd..............................        382       1,265
   Jyoti Structures, Ltd.................................      4,680       4,437
   K.S.B. Pumps, Ltd.....................................      7,582      28,246
  *Kakinada Fertilizers, Ltd.............................  2,082,495     472,136
   Kalpataru Power Transmission, Ltd.....................     48,456     100,754
  *Kalyani Investment Co., Ltd...........................      8,518      72,936
   Kalyani Steels, Ltd...................................     49,945      52,908
   Karnataka Bank, Ltd...................................  1,659,587   2,902,594
   Karur Vysya Bank, Ltd.................................    294,278   2,241,204
   Karuturi Global, Ltd..................................  2,133,835     240,466
   KEC International, Ltd................................     14,768      15,931
   Kesoram Industries, Ltd...............................    187,382     458,488
   Kirloskar Industries, Ltd.............................      8,838      47,059
   Kirloskar Oil Engines, Ltd............................    328,770     896,827
  *KSK Energy Ventures, Ltd..............................     10,787      13,024
   Lakshmi Machine Works, Ltd............................      4,697     151,846
   Lakshmi Vilas Bank, Ltd...............................    384,784     676,681
  *Landmark Property Development Co., Ltd................    201,134       9,118
   LIC Housing Finance, Ltd..............................  1,327,374   6,710,991
   Madhucon Projects, Ltd................................    174,483     206,239
   Madras Cements, Ltd...................................    493,400   1,164,938
  *Mahanagar Telephone Nigam, Ltd........................  1,806,325   1,121,210
 #*Mahanagar Telephone Nigam, Ltd. ADR...................    100,249     122,304
   Maharashtra Scooters, Ltd.............................      4,450      27,755
   Maharashtra Seamless, Ltd.............................    183,063   1,260,000
   Mahindra & Mahindra Financial Services, Ltd...........     30,754     440,580
   Mahindra Lifespace Developers, Ltd....................    135,781     790,285
   Manaksia, Ltd.........................................    147,412     157,079
   Maruti Suzuki India, Ltd..............................    262,121   6,253,734
  *Mastek, Ltd...........................................     58,981     100,976
  *MAX India, Ltd........................................     62,495     204,765
   McLeod Russel (India), Ltd............................    707,622   2,684,255
  *Mercator Lines, Ltd...................................  2,387,994   1,171,388
  *Merck, Ltd............................................     29,241     362,194
   MindTree, Ltd.........................................     26,874     233,632
   Monnet Ispat, Ltd.....................................    151,994   1,481,976

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- ------------
INDIA -- (Continued)
  *Moser Baer (India), Ltd..............................    586,170 $    211,207
  *Mphasis, Ltd.........................................     37,279      284,105
   MRF, Ltd.............................................     17,453    2,787,765
   Mukand, Ltd..........................................    237,046      152,578
   Nagarjuna Construction Co., Ltd......................  1,813,074    2,086,201
  *Nagarjuna Oil Refinery, Ltd..........................  1,893,177      429,215
   Nahar Capital & Financial Services, Ltd..............     18,244       17,136
   Nahar Spinning Mills, Ltd............................      6,026        7,027
   National Aluminium Co., Ltd..........................    918,570    1,059,980
   Nava Bharat Ventures, Ltd............................     21,069       78,064
   NIIT Technologies, Ltd...............................    436,637    1,834,707
   NIIT, Ltd............................................  1,198,069    1,018,799
   NOCIL, Ltd...........................................    410,986      140,829
   Noida Toll Bridge Co., Ltd...........................    659,041      300,896
   OCL India, Ltd.......................................     84,049      152,036
  *OMAXE, Ltd...........................................    667,594    1,997,138
  *OnMobile Global, Ltd.................................     20,293       31,284
   Orbit Corp., Ltd.....................................    431,838      407,683
   Orchid Chemicals & Pharmaceuticals, Ltd..............    556,542    1,892,975
   Orient Paper & Industries, Ltd.......................    335,647      350,103
   Oriental Bank of Commerce............................    843,629    4,358,227
  *Oswal Chemical & Fertilizers, Ltd....................    481,366      489,323
   Panacea Biotec, Ltd..................................     68,042      120,916
  *Parsvnath Developers, Ltd............................  1,545,045    1,842,413
  *Patni Computer Systems, Ltd..........................    750,275    7,054,835
 #*Patni Computer Systems, Ltd. ADR.....................     55,441    1,023,995
   Peninsula Land, Ltd..................................    224,699      169,475
   Petronet LNG, Ltd....................................  2,943,666    9,786,128
   Piramal Healthcare, Ltd..............................    597,705    4,935,724
   Plethico Pharmaceuticals, Ltd........................    199,399    1,470,549
   Polaris Financial Technology, Ltd....................    396,842    1,144,702
   Polyplex Corp., Ltd..................................     22,174       84,351
   Power Finance Corp., Ltd.............................     16,793       57,516
  *Prism Cement, Ltd....................................    487,572      420,128
   PSL, Ltd.............................................     21,802       27,056
   PTC (India), Ltd.....................................  2,097,057    2,067,922
   Punj Lloyd, Ltd......................................  2,873,787    3,062,952
   Rain Commodities, Ltd................................  1,238,953      836,005
   Rajesh Exports, Ltd..................................    432,984    1,150,463
   Ranbaxy Laboratories, Ltd............................     86,065      782,156
   Raymond, Ltd.........................................    340,181    2,347,349
   REI Agro, Ltd........................................  3,861,168    1,138,412
   REI Six Ten Retail, Ltd..............................    439,400      118,863
  *Reliance Broadcast Network, Ltd......................     16,864       18,477
   Reliance Capital, Ltd................................  1,332,296    9,662,007
   Reliance Communications, Ltd.........................  7,699,434   15,364,848
   Reliance Industries, Ltd............................. 16,647,735  273,915,899
  *Reliance Industries, Ltd. Sponsored GDR..............    107,000    3,541,700
  *Reliance Power, Ltd..................................  6,851,138   14,021,739
   Rolta (India), Ltd...................................  1,402,924    2,241,680
   Ruchi Soya Industries, Ltd...........................  1,591,478    3,057,897
   Rural Electrification Corp., Ltd.....................  3,320,368   12,737,410
   S. Kumars Nationwide, Ltd............................  1,585,339    1,064,358
  *SEAMEC, Ltd..........................................     37,241       74,388
   Sesa Goa, Ltd........................................  4,464,891   19,594,859
   Shipping Corp. of India, Ltd.........................  1,505,553    1,996,127
   Shiv-Vani Oil & Gas Exploration Services, Ltd........     91,757      377,966
   Shree Renuka Sugars, Ltd.............................  4,945,876    3,796,331
   Simplex Infrastructures, Ltd.........................      1,570        6,111
   Sintex Industries, Ltd...............................  1,610,984    2,617,110
   SKF (India), Ltd.....................................     10,054      123,332

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ---------- --------------
INDIA -- (Continued)
   Sobha Developers, Ltd..............................    489,167 $    2,538,064
   Sona Koyo Steering Systems, Ltd....................     64,698         17,635
   South Indian Bank, Ltd.............................  9,724,062      4,532,310
   SREI Infrastructure Finance, Ltd...................  1,470,670        970,079
   SRF, Ltd...........................................    266,306      1,461,832
   State Bank of Bikaner & Jaipur.....................      4,972         36,564
   State Bank of India................................  1,136,025     47,230,129
   State Bank of India Sponsored GDR..................      5,732        478,306
   Steel Authority of India, Ltd......................  5,465,207     11,208,739
   Sterling Biotech, Ltd..............................  1,378,264        392,072
   Sterlite Industries (India), Ltd...................  5,746,256     13,312,210
  #Sterlite Industries (India), Ltd. ADR..............  2,573,639     23,548,797
   Sterlite Technologies, Ltd.........................  1,281,513      1,019,260
   Strides Arcolab, Ltd...............................    231,587      2,457,613
   Sundaram Finance, Ltd..............................      5,730         65,835
   Sundram Fastners, Ltd..............................     55,097         55,985
  *Suzlon Energy, Ltd................................. 12,199,536      6,882,476
   Syndicate Bank.....................................  1,987,444      3,859,175
   Tamilnadu Newsprint & Papers, Ltd..................     58,711        109,924
   Tanla Solutions, Ltd...............................     87,874         12,678
   Tata Chemicals, Ltd................................  1,091,283      7,502,582
  #Tata Communications, Ltd. ADR......................     30,720        282,010
   Tata Investment Corp., Ltd.........................     59,975        533,582
   Tata Steel, Ltd....................................  5,110,167     46,494,063
   Tata Tea, Ltd......................................  4,602,216     10,004,111
   TCI Developers, Ltd................................      2,437          7,492
  *Teledata Marine Solutions, Ltd.....................    267,258          3,935
   Time Technoplast, Ltd..............................    498,379        495,661
   Titagarh Wagons, Ltd...............................    101,789        834,603
   Transport Corp of India, Ltd.......................     68,548         92,431
   Trent, Ltd.........................................     17,717        314,058
  *Trent, Ltd. Series B...............................      3,220         55,354
   Triveni Turbine, Ltd...............................    240,000        189,301
   Tube Investments of India, Ltd.....................    638,438      1,521,531
   Tulip IT Services, Ltd.............................    365,416        811,558
   UCO Bank...........................................  2,760,403      3,826,321
   Uflex, Ltd.........................................    440,201      1,177,347
   Unichem Laboratories, Ltd..........................    199,000        570,759
   Union Bank of India, Ltd...........................    797,003      3,687,003
  *Unitech, Ltd....................................... 17,601,093      9,257,438
   United Phosphorus, Ltd.............................  1,531,021      4,558,334
   Unity Infraprojects, Ltd...........................    132,583        101,495
   Usha Martin, Ltd...................................  1,332,972        845,470
  *Vardhman Special Steels, Ltd.......................     19,609          8,328
   Vardhman Textiles, Ltd.............................     99,836        393,981
   Varun Shipping Co., Ltd............................    269,190         94,186
   Videocon Industries, Ltd...........................    891,313      3,142,674
   Videsh Sanchar Nigam, Ltd..........................  1,053,665      4,806,180
   Vijaya Bank, Ltd...................................  2,079,121      2,344,045
   Voltamp Transformers, Ltd..........................        724          7,453
   Walchandnagar Industries, Ltd......................     36,885         68,347
   Welspun Corp., Ltd.................................  1,091,234      2,538,637
  *Wockhardt, Ltd.....................................     27,242        208,568
   Zee Entertainment Enterprises, Ltd.................  2,368,381      6,110,105
  *Zee Learn, Ltd.....................................    259,820         75,410
   Zuari Industries, Ltd..............................    127,958      1,157,143
   Zylog Systems, Ltd.................................     26,158        231,002
                                                                  --------------
TOTAL INDIA...........................................             1,313,686,961
                                                                  --------------
INDONESIA -- (3.2%)
   PT Adaro Energy Tbk................................ 15,554,500      3,157,344

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES       VALUE++
                                                       ------------- -----------
INDONESIA -- (Continued)
   PT Adhi Karya Tbk..................................     3,832,617 $   293,565
  *PT Agis Tbk........................................    56,930,500     771,205
   PT AKR Corporindo Tbk..............................    18,744,400   7,596,364
   PT Aneka Tambang Tbk...............................    59,253,000  12,367,812
   PT Asahimas Flat Glass Tbk.........................     5,277,000   4,045,065
   PT Astra Graphia Tbk...............................     4,213,000     472,070
   PT Astra International Tbk.........................        30,696     268,785
  *PT Bakrie & Brothers Tbk........................... 1,049,002,750   5,824,018
   PT Bakrie Sumatera Plantations Tbk.................   147,628,500   4,744,278
  *PT Bakrie Telecom Tbk..............................   284,378,000   8,056,786
  *PT Bakrieland Development Tbk......................   499,946,020   7,592,721
   PT Bank Bukopin Tbk................................    46,058,333   3,164,519
   PT Bank Danamon Indonesia Tbk......................    31,437,554  15,790,696
   PT Bank Mandiri Tbk................................    48,046,431  35,721,768
   PT Bank Negara Indonesia Persero Tbk...............   103,890,941  41,708,493
  *PT Bank Pan Indonesia Tbk..........................   150,362,201  14,184,244
  *PT Bank Permata Tbk................................       304,000      46,689
   PT Bank Tabungan Negara Tbk........................    30,350,862   4,044,506
  *PT Barito Pacific Tbk..............................    12,789,500   1,093,417
  *PT Berlian Laju Tanker Tbk.........................   128,161,466   2,794,177
   PT Bhakti Investama Tbk............................   264,162,700   7,909,631
  *PT Bisi International Tbk..........................     1,803,500     182,055
   PT Budi Acid Jaya Tbk..............................    15,362,000     426,242
  *PT Bumi Resources Minerals Tbk.....................       169,000      10,504
   PT Bumi Resources Tbk..............................   268,297,000  75,837,587
  *PT Bumi Serpong Damai Tbk..........................     7,227,000     843,176
  *PT Central Proteinaprima Tbk.......................   178,071,500   1,049,810
  *PT Charoen Pokphand Indonesia Tbk..................    77,150,330  21,402,690
   PT Ciputra Development Tbk.........................    88,813,000   5,620,243
   PT Ciputra Surya Tbk...............................    16,227,000   1,510,958
   PT Clipan Finance Indonesia Tbk....................     2,995,500     152,636
  *PT Darma Henwa Tbk.................................   243,824,442   2,270,253
  *PT Davomas Adabi Tbk...............................   139,739,500     775,776
   PT Elnusa Tbk......................................    27,207,500     740,259
  *PT Energi Mega Persada Tbk.........................   465,805,378  10,166,948
   PT Ever Shine Textile Tbk..........................    19,342,215     355,002
   PT Gajah Tunggal Tbk...............................    16,764,500   5,388,334
   PT Global Mediacom Tbk.............................    96,486,000  11,892,379
   PT Gozco Plantations Tbk...........................    23,062,500     717,457
  *PT Great River International Tbk...................     1,788,000          --
   PT Gudang Garam Tbk................................     6,511,000  41,200,501
  *PT Hero Supermarket Tbk............................        45,000      78,963
   PT Holcim Indonesia Tbk............................     9,832,000   2,429,508
  *PT Indah Kiat Pulp & Paper Corp. Tbk...............    30,998,500   4,403,946
   PT Indika Energy Tbk...............................    18,794,000   5,108,751
   PT Indofood Sukses Makmur Tbk......................    47,424,000  25,294,983
   PT Indorama Synthetics Tbk.........................        41,500       9,889
  *PT Intiland Development Tbk........................    12,408,500     344,333
   PT Japfa Comfeed Indonesia Tbk.....................     4,842,250   2,203,837
   PT Jaya Real Property Tbk..........................    25,528,000   5,963,159
  *PT Kawasan Industri Jababeka Tbk...................   238,192,500   4,859,517
   PT Lautan Luas Tbk.................................     2,102,000     212,198
   PT Lippo Karawaci Tbk..............................   253,344,937  18,851,736
   PT Matahari Putra Prima Tbk........................    35,459,900   3,624,919
   PT Mayorah Indah Tbk...............................     8,681,072  13,692,084
   PT Medco Energi Internasional Tbk..................    26,568,000   6,857,204
   PT Media Nusantara Citra Tbk.......................    28,163,594   4,224,751
   PT Mitra Adiperkasa Tbk............................     2,711,500   1,715,825
  *PT Mitra International Resources Tbk...............    38,631,660     687,549
   PT Pabrik Kertas Tjiwi Kimia Tbk...................       200,500      46,767
  *PT Pan Brothers Tbk................................        87,500       4,712

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- ------------
INDONESIA -- (Continued)
  *PT Panasia Indosyntec Tbk...........................     403,200 $      8,521
  *PT Panin Financial Tbk.............................. 210,366,000    3,431,975
   PT Panin Insurance Tbk..............................  30,688,500    1,563,775
  *PT Pembangunan Perumahan Persero Tbk................      24,500        1,550
   PT Perusahaan Perkebunan London Sumatra Indonesia
     Tbk...............................................  24,748,384    6,661,856
  *PT Polychem Indonesia Tbk...........................  14,184,000      894,102
   PT Ramayana Lestari Sentosa Tbk.....................  19,560,500    1,609,918
   PT Sampoerna Agro Tbk...............................   8,878,441    3,103,655
   PT Samudera Indonesia Tbk...........................     415,500      183,123
   PT Selamat Sempurna Tbk.............................  15,274,000    2,865,523
  *PT Sentul City Tbk.................................. 197,964,500    5,374,635
   PT Sinar Mas Agro Resources & Technology Tbk........   8,010,900    4,884,345
   PT Summarecon Agung Tbk.............................  41,610,857    5,546,840
  *PT Sunson Textile Manufacturer Tbk..................   6,012,000      137,326
  *PT Surya Dumai Industri Tbk.........................   5,145,000           --
   PT Surya Toto Indonesia Tbk.........................      46,400      273,548
  *PT Suryainti Permata Tbk............................  17,378,000      172,040
  *PT Tiga Pilar Sejahtera Food Tbk....................  10,211,722      538,431
   PT Timah Tbk........................................  28,624,900    5,967,260
  *PT Trias Sentosa Tbk................................     184,000        8,674
   PT Trimegah Securities Tbk..........................  34,298,000      379,630
  *PT Truba Alam Manunggal Engineering Tbk............. 129,244,500      718,503
   PT Tunas Baru Lampung Tbk...........................  13,307,000      884,554
   PT Tunas Ridean Tbk.................................  42,848,500    3,332,915
  *PT Ultrajaya Milk Industry & Trading Co. Tbk........  13,717,500    1,705,200
   PT Unggul Indah Cahaya Tbk..........................     371,435       74,370
   PT Vale Indonesia Tbk...............................  40,676,000   18,060,001
   PT Wijaya Karya Tbk.................................  23,499,002    1,852,556
                                                                    ------------
TOTAL INDONESIA........................................              533,040,420
                                                                    ------------
ISRAEL -- (0.0%)
   Bank of Jerusalem, Ltd..............................      16,518       23,623
   Delta-Galil Industries, Ltd.........................          --            3
  *Electra Real Estate, Ltd............................          --           --
  *Elron Electronic Industries, Ltd....................           1            3
  *Feuchtwanger Investments, Ltd.......................      10,500           34
   Formula Systems (1985), Ltd.........................          --           --
  *Formula Vision Technologies, Ltd....................          --           --
  *Israel Steel Mills, Ltd.............................      97,000        1,011
  *Kardan Israel, Ltd..................................          --           --
  *Knafaim Holdings, Ltd...............................      69,163      334,748
  *Koor Industries, Ltd................................           1           11
   Liberty Properties, Ltd.............................       2,533       24,147
   Mivtach Shamir Holdings, Ltd........................      41,934    1,175,620
  *Naphtha Israel Petroleum Corp., Ltd.................          --            1
                                                                    ------------
TOTAL ISRAEL...........................................                1,559,201
                                                                    ------------
MALAYSIA -- (3.2%)
  *A&M Realty Berhad...................................     603,400       91,238
   Adventa Berhad......................................      62,000       33,406
   Aeon Co. Berhad.....................................      37,500       92,069
   Affin Holdings Berhad...............................   9,611,900   10,097,162
   AirAsia Berhad......................................   8,824,500   10,282,125
  *Alam Maritim Resources Berhad.......................   3,339,600      822,463
   Alliance Financial Group Berhad.....................  13,555,100   17,658,245
   Amcorp Properties Berhad............................   1,047,267      161,732
   AMMB Holdings Berhad................................  22,003,862   42,313,490
   Ann Joo Resources Berhad............................   2,857,200    1,783,220
   APM Automotive Holdings Berhad......................   1,216,800    1,796,548
   Apollo Food Holdings Berhad.........................     109,000      107,368
   Asas Dunia Berhad...................................     252,800       87,087

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES     VALUE++
                                                          ---------- -----------
MALAYSIA -- (Continued)
  *Asia Pacific Land Berhad..............................  5,644,300 $   806,505
   Axiata Group Berhad...................................    211,150     324,014
   Bandar Raya Developments Berhad.......................  4,118,800   3,219,470
   Batu Kawan Berhad.....................................  2,242,250  14,145,823
   Berjaya Assets Berhad.................................    105,600      30,007
   Berjaya Corp. Berhad.................................. 29,789,480   9,288,552
  *Berjaya Land Berhad................................... 13,220,000   4,081,462
  *Berjaya Media Berhad..................................    299,800      47,674
   BIMB Holdings Berhad..................................  4,485,100   3,123,402
   Bina Darulaman Berhad.................................     57,800      22,448
   Bolton Berhad.........................................  1,288,000     351,310
   Boustead Holdings Berhad..............................  5,919,598  10,658,296
   Cahya Mata Sarawak Berhad.............................  1,786,600   1,220,285
  *CB Industrial Product Holding Berhad..................    124,400     200,327
   Chemical Co. of Malaysia Berhad.......................    311,000     153,380
   Chin Teck Plantations Berhad..........................    304,700     891,634
   Coastal Contracts Berhad..............................  1,785,800   1,348,870
   CSC Steel Holdings Berhad.............................  2,344,100   1,123,483
   Cycle & Carriage Bintang Berhad.......................    241,300     250,229
  *Datuk Keramik Holdings Berhad.........................    127,000          --
   Dijaya Corp. Berhad...................................    931,800     413,060
   DRB-Hicom Berhad...................................... 10,825,300  10,050,544
   Eastern & Oriental Berhad.............................  9,659,115   5,289,624
   ECM Libra Avenue Berhad...............................  7,346,426   1,943,269
   Esso (Malaysia) Berhad................................  1,319,400   1,577,702
   Evergreen Fibreboard Berhad...........................  3,145,726   1,085,045
   Faber Group Berhad....................................  2,153,600   1,223,967
   Far East Holdings Berhad..............................    388,800     933,137
  *Fountain View Development Berhad......................  2,573,200          --
   Gamuda Berhad.........................................  1,852,500   2,250,021
   Genting (Malaysia) Berhad.............................  6,614,200   8,770,983
   Genting Plantations Berhad............................    400,300   1,236,045
   Glomac Berhad.........................................  3,936,000   1,079,620
   Goldis Berhad.........................................  3,016,125   1,893,286
  *Green Packet Berhad...................................  1,037,400     209,530
   GuocoLand (Malaysia) Berhad...........................  1,288,100     372,488
   Hap Seng Consolidated Berhad.......................... 10,504,200   5,722,696
   Hap Seng Plantations Holdings Berhad..................  2,483,800   2,375,559
  *Ho Wah Genting Berhad.................................    286,700      38,027
   Hong Leong Financial Group Berhad.....................  1,940,551   7,567,358
   Hong Leong Industries Berhad..........................  1,225,800   1,733,908
  *Hubline Berhad........................................  4,627,900     129,313
   Hunza Properties Berhad...............................  1,033,300     523,327
   Hwang-DBS (Malaysia) Berhad...........................    908,700     687,723
   IGB Corp. Berhad...................................... 13,254,490  11,797,907
   IJM Corp. Berhad...................................... 19,208,780  36,202,214
   IJM Land Berhad.......................................  4,179,000   3,009,315
   IJM Plantations Berhad................................    424,500     459,926
  *Insas Berhad..........................................  4,769,808     751,740
   Integrax Berhad.......................................    910,200     385,707
  *Iris Corp. Berhad.....................................  1,343,400      77,062
  *Jaks Resources Berhad.................................  4,464,300     871,007
   Jaya Tiasa Holdings Berhad............................  1,211,635   2,885,312
  *K & N Kenanga Holdings Berhad.........................  2,878,600     646,067
  *Karambunai Corp. Berhad............................... 17,197,800     986,415
   Keck Seng (Malaysia) Berhad...........................  2,517,800   3,427,125
   Kian Joo Can Factory Berhad...........................  4,022,480   2,959,154
  *KIG Glass Industrial Berhad...........................    260,000       2,564
   Kim Loong Resources Berhad............................    357,100     293,359
   Kinsteel Berhad.......................................  7,612,800   1,374,021
   KLCC Property Holdings Berhad.........................  6,578,400   7,087,287

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES     VALUE++
                                                          ---------- -----------
MALAYSIA -- (Continued)
   KNM Group Berhad...................................... 13,709,525 $ 5,035,433
  *Knusford Berhad.......................................     73,800      42,456
   KrisAssets Holdings Berhad............................    250,377     516,699
   KSL Holdings Berhad...................................    493,866     241,668
   KUB (Malaysia) Berhad.................................  6,056,700   1,380,818
   Kulim (Malaysia) Berhad...............................  9,703,300  14,028,905
   Kumpulan Fima Berhad..................................  2,156,200   1,444,638
  *Kumpulan Hartanah Selangor Berhad.....................    181,000      32,671
   Kumpulan Perangsang Selangor Berhad...................  1,343,900     520,016
   Kwantas Corp. Berhad..................................    246,000     206,665
  *Land & General Berhad.................................    812,600     107,959
  *Landmarks Berhad......................................  4,118,808   1,541,658
   Latexx Partners Berhad................................    207,500     134,726
  *Leader Universal Holdings Berhad......................  5,376,733   1,858,260
   Lingui Development Berhad.............................  1,332,114     660,632
  *Lion Corp. Berhad.....................................  6,925,907     420,725
   Lion Diversified Holdings Berhad......................  4,064,800     513,632
   Lion Forest Industries Berhad.........................    177,500      90,345
   Lion Industries Corp. Berhad..........................  7,627,281   3,705,014
   Mah Sing Group Berhad.................................  1,933,600   1,307,218
  *Malayan Flour Mills Berhad............................    250,700     356,510
  *Malayan United Industries Berhad......................    200,244      14,482
   Malaysia Airports Holdings Berhad.....................    330,800     619,850
  *Malaysian Airlines System Berhad......................  3,795,300   2,097,064
   Malaysian Bulk Carriers Berhad........................  1,849,125   1,396,470
   Malaysian Pacific Industries Berhad...................    459,675     525,595
   Malaysian Resources Corp. Berhad......................     46,900      33,371
   MBM Resources Berhad..................................    889,633   1,103,027
   Media Prima Berhad....................................    103,800      87,242
   Mega First Corp. Berhad...............................  1,101,700     629,868
  *Metro Kajang Holdings Berhad..........................    780,008     476,813
  *Metroplex Berhad......................................    817,000          --
   MISC Berhad...........................................  2,868,604   5,582,348
  *MK Land Holdings Berhad...............................  9,637,500     980,206
   MMC Corp. Berhad...................................... 11,913,180  10,955,172
   MNRB Holdings Berhad..................................  1,250,800   1,027,585
   Mudajaya Group Berhad.................................  1,691,900   1,525,701
   Muhibbah Engineering Berhad...........................  4,879,800   1,985,433
  *MUI Properties Berhad.................................    139,700       6,412
  *Mulpha International Berhad........................... 31,821,100   4,282,061
   MWE Holdings Berhad...................................    270,000     123,395
   Naim Holdings Berhad..................................  1,604,600     984,544
   NCB Holdings Berhad...................................  2,450,600   3,141,384
   Negri Sembilan Oil Palms Berhad.......................    167,600     318,415
   NV Multi Corp. Berhad.................................     49,710         436
   Oriental Holdings Berhad..............................  3,653,779   6,337,698
   Oriental Interest Berhad..............................    139,100      57,041
   OSK Holdings Berhad...................................  6,896,947   4,037,536
  *OSK Ventures International Berhad.....................    519,697      54,725
   P.I.E. Industrial Berhad..............................    323,600     431,745
   Pacific & Orient Berhad...............................    283,730      87,494
   Panasonic Manufacturing (Malaysia) Berhad.............    383,380   2,517,164
  *Paracorp Berhad.......................................    252,000         828
   Paramount Corp. Berhad................................    960,700     542,714
   PBA Holdings Berhad...................................  1,502,500     465,891
   Pelikan International Corp. Berhad....................  4,130,320   1,254,318
  *Perdana Petroleum Berhad..............................     80,500      19,412
  *Perisai Petroleum Teknologi Berhad....................  1,179,200     313,331
  *Permaju Industries Berhad.............................    995,000      92,918
   Perusahaan Sadur Timah Malaysia (Perstima) Berhad.....      6,800       8,308
  *Perwaja Holdings Berhad...............................    211,300      54,785

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                            SHARES     VALUE++
                                                          ---------- -----------
MALAYSIA -- (Continued)
  *Pharmaniaga Berhad....................................     84,243 $   143,174
   PJ Development Holdings Berhad........................  2,768,800     686,933
   POS (Malaysia) Berhad.................................  2,365,217   2,182,927
   PPB Group Berhad......................................  7,004,966  38,970,040
   Press Metal Berhad....................................  2,351,481   1,460,187
  *Prime Utilities Berhad................................     39,000       1,154
   Protasco Berhad.......................................    282,200      86,102
   Proton Holdings Berhad................................  3,963,100   7,034,883
   QSR Brands Berhad.....................................     56,800     120,976
  *Ramunia Holdings Berhad...............................  1,670,100     208,295
   RCE Capital Berhad....................................  3,627,000     589,230
   RHB Capital Berhad....................................  7,802,759  18,253,265
   Salcon Berhad.........................................    280,300      48,787
   Sarawak Oil Palms Berhad..............................    596,220   1,204,976
   Scientex Berhad.......................................    938,848     780,988
  *Scomi Group Berhad.................................... 15,725,700   1,472,366
  *Scomi Marine Berhad...................................    709,000      90,829
   Selangor Dredging Berhad..............................  1,312,700     301,787
   Selangor Properties Berhad............................     25,400      28,036
   Shangri-La Hotels (Malaysia) Berhad...................    738,000     624,677
   Shell Refining Co. Federation of Malaysia Berhad......    217,100     691,801
   SHL Consolidated Berhad...............................  1,008,700     412,831
   Sino Hua-An International Berhad......................  3,861,100     323,121
   Subur Tiasa Holdings Berhad...........................    503,530     402,109
  *Sunway Berhad.........................................  8,333,745   6,838,655
   Supermax Corp. Berhad.................................  4,058,200   2,849,366
   Suria Capital Holdings Berhad.........................    645,500     345,731
   Ta Ann Holdings Berhad................................    347,252     651,358
   TA Enterprise Berhad.................................. 16,619,200   3,329,855
   TA Global Berhad......................................  9,201,580     921,465
   TAHPS Group Berhad....................................     27,000      38,698
   Tan Chong Motor Holdings Berhad.......................  4,689,700   6,609,411
  *Tanjung Offshore Berhad...............................    137,600      38,164
   TDM Berhad............................................  1,834,000   2,818,440
  *Tebrau Teguh Berhad...................................  8,562,066   2,110,963
   TH Plantations Berhad.................................     39,200      30,909
  *Time Dotcom Berhad.................................... 23,324,600   5,240,381
   Tiong Nam Transport Holdings Berhad...................    113,500      38,685
   Tradewinds (Malaysia) Berhad..........................  1,937,800   6,315,618
   Tradewinds Corp. Berhad...............................  5,394,700   1,453,057
   Tradewinds Plantation Berhad..........................     31,800      50,637
  *Trinity Corp. Berhad.................................. 15,950,050     314,499
   TSH Resources Berhad..................................    852,800     551,647
   UAC Berhad............................................     77,398      73,599
  *UEM Land Holdings Berhad..............................  1,918,445   1,459,648
   UMW Holdings Berhad...................................  2,136,986   4,850,564
   Unico-Desa Plantations Berhad.........................  4,248,728   1,647,070
   Unisem (Malaysia) Berhad..............................  6,599,400   3,377,477
   United Malacca Berhad.................................    877,200   1,959,723
   United Plantations Berhad.............................    617,400   4,128,671
   VS Industry Berhad....................................  1,337,193     697,830
   Wah Seong Corp. Berhad................................  2,860,211   1,944,431
   WCT Berhad............................................  4,281,200   3,303,367
   Wing Tai (Malaysia) Berhad............................  1,861,100     977,890
   WTK Holdings Berhad...................................  4,436,650   2,095,516
   Yeo Hiap Seng (Malaysia) Berhad.......................    335,520     243,369
   YNH Property Berhad...................................  5,024,459   3,022,701
   YTL Cement Berhad.....................................    120,700     174,586
   YTL Corp. Berhad...................................... 46,326,530  22,813,294
  *YTL Land & Development Berhad.........................    933,700     355,408

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
MALAYSIA -- (Continued)
  *Zelan Berhad........................................  5,049,100 $    720,474
                                                                   ------------
TOTAL MALAYSIA.........................................             525,767,799
                                                                   ------------
MEXICO -- (5.6%)
  #Alfa S.A.B. de C.V. Series A........................  5,085,297   66,751,326
  #Alsea de Mexico S.A.B. de C.V.......................  2,361,638    2,663,481
  #Arca Continental S.A.B. de C.V......................  4,696,529   21,835,774
 #*Axtel S.A.B. de C.V.................................  8,862,734    3,066,643
   Bolsa Mexicana de Valores S.A. de C.V...............  2,642,471    4,934,575
  *Carso Infraestructura y Construccion S.A.B. de C.V..    176,375      110,961
 #*Cemex S.A.B. de C.V. Sponsored ADR.................. 15,386,196  104,779,995
  #Cia Minera Autlan S.A.B. de C.V. Series B...........    895,728    1,082,370
  #Coca-Cola Femsa S.A.B. de C.V. Series L.............     52,700      517,413
   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR........    284,134   27,845,132
  #Consorcio ARA S.A.B. de C.V. Series *............... 11,510,022    3,894,338
 #*Controladora Comercial Mexicana S.A.B. de C.V.
  Series B.............................................  3,185,599    6,347,197
   Corp Actinver S.A.B. de C.V.........................      3,700        3,054
 #*Corporacion GEO S.A.B. de C.V. Series B.............  7,717,691   12,185,734
  *Corporacion Interamericana de Entramiento S.A.B. de
    C.V. Series B......................................  1,561,186      718,662
 #*Desarrolladora Homex S.A.B. de C.V..................  2,925,404    9,837,308
 #*Desarrolladora Homex S.A.B. de C.V. ADR.............    115,455    2,332,191
  *Dine S.A.B. de C.V..................................  1,028,367      438,674
   El Puerto de Liverpool S.A.B. de C.V. Series 1......     19,900      152,676
   El Puerto de Liverpool S.A.B. de C.V. Series C-1....    304,527    2,327,509
  *Empaques Ponderosa S.A. de C.V. Series B............     90,000        6,214
 #*Empresas ICA S.A.B. de C.V..........................  5,569,162    9,075,349
 #*Empresas ICA S.A.B. de C.V. Sponsored ADR...........  1,118,155    7,268,008
  *Financiera Independencia S.A.B. de C.V..............     14,876        6,962
   Fomento Economico Mexicano S.A.B. de C.V............  2,311,921   16,298,971
   Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR...............................................  2,486,580  175,353,622
  *Gruma S.A.B. de C.V. ADR............................     15,222      133,801
 #*Gruma S.A.B. de C.V. Series B.......................  3,264,547    7,263,399
  #Grupo Aeroportuario del Centro Norte S.A.B. de C.V.. 865,088 1,630,739 #Grupo Aeroportuario del Centro Norte S.A.B. de C.V.
    ADR................................................     46,146      691,267
   Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR. 636,889 23,864,231 #Grupo Aeroportuario del Pacifico S.A.B. de C.V.
    Series B...........................................  1,182,500    4,427,310
   Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR.. 243,007 16,006,871 Grupo Aeroportuario del Sureste S.A.B. de C.V.
     Series B..........................................  1,182,364    7,801,329
   Grupo Carso S.A.B. de C.V. Series A-1............... 10,574,593   31,640,783
  *Grupo Cementos de Chihuahua S.A.B. de C.V...........  2,799,892    9,664,430
 #*Grupo Comercial Chedraui S.A. de C.V................    810,830    1,990,668
 #*Grupo Famsa S.A.B. de C.V. Series A.................  2,280,804    2,029,854
  #Grupo Financiero Banorte S.A.B. de C.V. Series O.... 20,917,740   83,452,059
   Grupo Financiero Inbursa S.A.B. de C.V. Series O.... 16,708,066   34,469,576
   Grupo Gigante S.A.B. de C.V. Series B...............    471,076      831,442
   Grupo Industrial Bimbo S.A.B. de C.V. Series A-1....    187,300      416,730
   Grupo Industrial Maseca S.A.B. de C.V. Series B.....  2,726,500    3,065,563
  *Grupo Industrial Saltillo S.A.B. de C.V.............  1,332,569    1,523,333
   Grupo Kuo S.A.B. de C.V. Series B...................  2,038,967    3,511,927
   Grupo Mexico S.A.B. de C.V. Series B................ 26,180,374   83,055,866
  *Grupo Posadas S.A.B. de C.V. Series L...............    356,000      428,267
  *Grupo Qumma S.A. de C.V. Series B...................      5,301           73
 #*Grupo Simec S.A. de C.V. Series B...................  1,630,332    4,177,741
  *Grupo Simec S.A. de C.V. Sponsored ADR..............     19,072      145,138
  #Industrias Bachoco S.A.B. de C.V. Series B..........    906,150    1,520,435
   Industrias Bachoco S.A.B. de C.V. Sponsored ADR.....        300        6,024
 #*Industrias CH S.A.B. de C.V. Series B...............  3,079,892   11,488,660
 #*Inmuebles Carso S.A.B. de C.V. Series B-1........... 10,258,893    8,264,351
  *Medica Sur S.A.B. de C.V. Series B..................      1,000        1,845
  *Megacable Holdings S.A.B. de C.V....................     70,794      146,649
 #*Minera Frisco S.A.B. de C.V. Series A-1............. 10,090,093   45,882,709

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- ------------
MEXICO -- (Continued)
  *OHL Mexico S.A.B. de C.V............................      63,444 $    102,608
 #*Organizacion Soriana S.A.B. de C.V. Series B........  14,969,599   37,716,577
  *Qualitas Cia de Seguros S.A. de C.V.................   2,053,100    2,008,349
  *Sare Holding S.A.B. de C.V..........................   1,159,700      119,226
  *Savia S.A. de C.V. Series A.........................   3,457,285      212,199
  *Urbi Desarrollos Urbanos S.A.B. de C.V..............   8,683,022   12,384,237
  *Vitro S.A.B. de C.V. Series A.......................   1,546,658    1,562,191
                                                                    ------------
TOTAL MEXICO...........................................              923,472,596
                                                                    ------------
PHILIPPINES -- (0.8%)
   A. Soriano Corp.....................................  20,195,000    1,653,311
   Alaska Milk Corp....................................   7,874,000    2,604,355
   Alliance Global Group, Inc..........................   6,824,600    1,748,134
   Alsons Consolidated Resources, Inc..................  16,904,000      500,122
   Ayala Corp. Series A................................      97,030      793,758
   BDO Unibank, Inc....................................   7,506,120   10,472,960
   Cebu Holdings, Inc..................................   7,590,250      541,626
   China Banking Corp..................................      23,102      223,220
  *Digital Telecommunications Philippines, Inc.........  52,050,000    1,746,618
  *DMCI Holdings, Inc..................................   5,977,660    6,402,459
  *Empire East Land Holdings, Inc......................  37,000,000      525,748
  *Export & Industry Bank, Inc.........................      14,950           91
   Filinvest Land, Inc................................. 170,742,031    4,613,182
  *Filipina Water Bottling Corp........................   5,471,786           --
   First Philippines Holdings Corp.....................   3,909,660    5,427,834
  *Global Estate Resorts, Inc..........................   3,253,000      169,648
   JG Summit Holdings, Inc.............................      68,400       44,273
   Lopez Holdings Corp.................................  26,795,200    3,239,719
   Macroasia Corp......................................   1,418,000       91,876
   Megaworld Corp...................................... 175,590,600    6,988,277
   Metro Bank & Trust Co...............................   9,336,217   16,495,693
  *Mondragon International Philippines, Inc............   2,464,000           --
  *Philippine National Bank............................   4,235,668    6,202,958
  *Philippine National Construction Corp...............     398,900       45,578
  *Philippine Realty & Holdings Corp...................   4,822,000       59,533
   Philippine Savings Bank.............................   1,232,313    2,128,448
  *Philippine Townships, Inc...........................     226,200       25,054
   Phinma Corp.........................................   2,550,498      701,310
  *Prime Orion Philippines, Inc........................  10,310,000      132,013
   Rizal Commercial Banking Corp.......................   4,661,148    3,302,791
   Robinson's Land Corp. Series B......................  28,039,050    9,187,864
   San Miguel Corp.....................................   4,133,886   11,308,338
   Security Bank Corp..................................   2,616,012    6,939,755
   Shang Properties, Inc...............................     614,285       28,634
   SM Development Corp.................................  48,575,176    7,943,502
  *Solid Group, Inc....................................   9,532,000      261,642
   Union Bank of Philippines...........................   2,583,074    4,588,836
   Universal Robina Corp...............................  15,445,525   19,320,849
   Vista Land & Lifescapes, Inc........................  46,634,868    3,314,804
                                                                    ------------
TOTAL PHILIPPINES......................................              139,774,813
                                                                    ------------
POLAND -- (1.4%)
   Agora SA............................................     581,165    2,166,138
   Amica Wronki SA.....................................      28,709      302,350
   Asseco Poland SA....................................     883,326   12,844,358
   ATM SA..............................................       9,205       18,161
   Bank Millennium SA..................................   6,694,382    8,698,192
  *Bioton SA...........................................  35,824,890    1,226,075
  *BOMI SA.............................................      25,857       19,522
  *Ciech SA............................................     472,945    2,860,189
  *ComArch SA..........................................       3,061       59,180

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- ------------
POLAND -- (Continued)
   Debica SA............................................    111,346 $  1,861,406
   Dom Development SA...................................     42,315      440,921
  *Dom Maklerski IDM SA.................................  2,163,902    1,142,710
  *Echo Investment SA...................................  2,551,595    3,131,986
   Emperia Holding SA...................................     19,149      681,909
   Enea SA..............................................  1,085,956    6,071,099
  *Farmacol SA..........................................      5,526       45,431
  *Get Bank SA..........................................  4,515,878    2,575,064
  *Getin Holding SA.....................................  1,542,894    1,168,723
   Grupa Kety SA........................................    126,858    4,205,987
  *Grupa Lotos SA.......................................    970,047    7,862,599
   Impexmetal SA........................................  5,864,978    7,064,599
   KGHM Polska Miedz SA.................................    319,715   13,890,255
  *Koelner SA...........................................    133,110      494,893
  *Kopex SA.............................................    498,898    3,646,341
   Kredyt Bank SA.......................................    619,815    2,112,974
  *LC Corp. SA..........................................  1,845,881      648,062
  *MNI SA...............................................     78,700       54,015
   Mostostal Warszawa SA................................      2,972       17,902
  *Netia Holdings SA....................................  3,562,571    6,281,193
  *Orbis SA.............................................    541,449    6,802,869
   PBG SA...............................................    100,625    2,567,354
   Pelion SA............................................      3,774       38,137
  *Petrolinvest SA......................................    751,396      663,095
   PGE SA...............................................  7,264,377   46,198,541
   Polimex-Mostostal SA.................................  6,187,248    3,458,823
   Polnord SA...........................................      6,292       33,169
  *Polski Koncern Naftowy Orlen SA......................  5,310,008   60,521,546
  *Rovese SA............................................    191,268      324,899
  *Sygnity SA...........................................    206,622    1,234,729
   Synthos SA...........................................  9,098,514   14,609,798
  *Tauron Polska Energia SA.............................  2,356,495    3,955,325
  *Trakcja-Tiltra SA....................................     86,520       35,022
   Zaklady Azotowe Pulawy SA............................     33,264      959,736
  *Zaklady Azotowe w Tarnowie-Moscicach SA..............    218,047    2,036,397
  *Zaklady Chemiczne Police SA..........................        953        3,089
                                                                    ------------
TOTAL POLAND............................................             235,034,763
                                                                    ------------
RUSSIA -- (5.2%)
  *AFI Development P.L.C. GDR...........................    156,273       76,980
   Federal Hydrogenerating Co. ADR......................  2,691,617   10,464,592
   Gazprom OAO Sponsored ADR............................ 54,460,847  661,701,181
   Lukoil OAO Sponsored ADR.............................  2,457,775  144,369,129
   Magnitogorsk Iron & Steel Works Sponsored GDR........    765,558    4,567,232
   Surgutneftegas Sponsonsored ADR......................  4,474,899   41,967,526
                                                                    ------------
TOTAL RUSSIA............................................             863,146,640
                                                                    ------------
SOUTH AFRICA -- (7.8%)
   ABSA Group, Ltd......................................  4,420,483   83,564,154
   Adcorp Holdings, Ltd.................................    501,717    1,707,092
   AECI, Ltd............................................  1,453,010   15,810,388
   Afgri, Ltd...........................................  4,685,517    3,650,771
   African Bank Investments, Ltd........................  3,883,766   18,205,179
   African Oxygen, Ltd..................................    222,800      506,467
   African Rainbow Minerals, Ltd........................  1,197,961   28,052,622
   Allied Electronics Corp., Ltd........................    553,194    1,641,932
   ArcelorMittal South Africa, Ltd......................  2,505,685   21,828,643
   Argent Industrial, Ltd...............................  1,278,773    1,053,477
   Aveng, Ltd...........................................  5,354,059   23,732,837
   AVI, Ltd.............................................  2,933,449   15,500,663
   Avusa, Ltd...........................................    473,355    1,212,934

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- ------------
SOUTH AFRICA -- (Continued)
   Barloworld, Ltd......................................  3,504,092 $ 39,187,080
   Basil Read Holdings, Ltd.............................    340,003      577,303
  *Bell Equipment, Ltd..................................    411,045    1,090,400
   Blue Label Telecoms, Ltd.............................  2,276,000    1,814,264
  *Brait SE.............................................  1,720,638    4,398,493
   Business Connexion Group, Ltd........................  1,420,357      870,972
  *Business Connexion Group, Ltd. Series A..............    131,299       12,085
   Cadiz Holdings, Ltd..................................      6,673        2,150
   Capitec Bank Holdings, Ltd...........................     60,389    1,412,213
   Caxton & CTP Publishers & Printers, Ltd..............  3,015,054    5,875,683
   Cipla Medpro South Africa, Ltd.......................  4,927,666    4,149,125
  *Corpgro, Ltd.........................................    579,166           --
   Data Tec, Ltd........................................  2,644,480   14,421,910
   Datacentrix Holdings, Ltd............................    429,328      244,937
  *Delta EMD, Ltd.......................................    234,340      250,608
   Distell Group, Ltd...................................    378,116    3,478,720
  *Distribution & Warehousing Network, Ltd..............    221,543      155,419
  #DRDGOLD, Ltd.........................................  3,744,859    2,492,271
   ElementOne, Ltd......................................    391,810      588,634
   Eqstra Holdings, Ltd.................................  1,916,410    1,905,567
  *Evraz Highveld Steel & Vanadium, Ltd.................    169,665      845,769
   FirstRand, Ltd.......................................  4,353,231   12,561,621
  *Gijima Group, Ltd....................................    396,488       28,906
   Gold Fields, Ltd.....................................    515,937    8,551,128
  #Gold Fields, Ltd. Sponsored ADR...................... 10,046,461  165,063,354
   Grindrod, Ltd........................................  5,769,569   10,964,934
   Group Five, Ltd......................................    940,889    3,019,643
   Harmony Gold Mining Co., Ltd.........................  2,956,676   35,971,325
  #Harmony Gold Mining Co., Ltd. Sponsored ADR..........  3,033,269   36,581,224
   Hudaco Industries, Ltd...............................    123,172    1,713,132
  *Hulamin, Ltd.........................................  1,390,917    1,510,887
   Iliad Africa, Ltd....................................    165,428      102,679
   Illovo Sugar, Ltd....................................    940,962    3,066,562
   Impala Platinum Holdings, Ltd........................     23,644      518,460
   Imperial Holdings, Ltd...............................  1,316,365   23,272,848
   Investec, Ltd........................................  3,282,574   20,069,586
  *JCI, Ltd............................................. 10,677,339           --
   JD Group, Ltd........................................  2,267,889   14,152,829
   Lewis Group, Ltd.....................................  1,298,304   12,439,312
   Liberty Holdings, Ltd................................  1,523,202   16,546,005
   Life Healthcare Group Holdings, Ltd..................    186,855      506,729
  *m Cubed Holdings, Ltd................................  1,850,526           --
   Mediclinic International, Ltd........................  2,569,836   11,573,753
   Merafe Resources, Ltd................................ 21,018,656    2,444,624
   Metair Investments, Ltd..............................  1,665,812    4,330,055
   MMI Holdings, Ltd....................................  9,169,705   21,252,817
   Mondi, Ltd...........................................  1,686,135   13,431,480
  *Mpact, Ltd...........................................  1,992,090    3,817,620
  *Murray & Roberts Holdings, Ltd.......................  1,043,849    3,560,226
   Mustek, Ltd..........................................     14,724       10,807
  *Mvelaphanda Group, Ltd...............................  4,421,977    1,948,403
   Mvelaserve, Ltd......................................  1,059,863    1,443,287
  *Nampak, Ltd..........................................  5,675,900   16,397,578
   Nedbank Group, Ltd...................................  3,077,486   61,482,666
   Northam Platinum, Ltd................................  2,160,023    9,301,738
  *Omnia Holdings, Ltd..................................    682,286    7,551,393
   Palabora Mining Co., Ltd.............................    151,591    3,060,932
   Peregrine Holdings, Ltd..............................  1,440,815    1,840,293
   Petmin, Ltd..........................................    707,709      266,632
   PSG Group, Ltd.......................................    671,524    4,037,947
   Randgold & Exploration Co., Ltd......................    256,811       90,936

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                       ---------- --------------
SOUTH AFRICA -- (Continued)
  #Raubex Group, Ltd..................................    857,636 $    1,429,929
   Reunert, Ltd.......................................    135,794      1,130,542
  *Royal Bafokeng Platinum, Ltd.......................      8,895         67,405
   Sanlam, Ltd........................................ 28,905,406    112,017,041
  *Sappi, Ltd.........................................  6,695,297     22,079,526
  *Sappi, Ltd. Sponsored ADR..........................    803,111      2,634,204
   Sasol, Ltd. Sponsored ADR..........................    704,259     36,156,657
  *Sentula Mining, Ltd................................  2,055,781        539,586
   Spur Corp., Ltd....................................     66,167        130,725
   Standard Bank Group, Ltd........................... 13,694,294    186,922,168
   Stefanutti Stocks Holdings, Ltd....................    216,469        290,394
 #*Steinhoff International Holdings, Ltd.............. 17,439,135     55,975,639
  *Super Group, Ltd...................................  1,491,468      2,189,488
   Telkom South Africa, Ltd...........................  3,776,475     14,153,220
   Tongaat-Hulett, Ltd................................    211,444      2,776,024
   Trencor, Ltd.......................................  1,523,628      7,600,093
   Tsogo Sun Holdings, Ltd............................    433,534        963,582
   Value Group, Ltd...................................    976,777        513,767
  *Village Main Reef, Ltd.............................  2,586,046        777,237
  *Wesizwe Platinum, Ltd..............................     12,202          2,284
   Wilson Bayly Holme-Ovcon, Ltd......................     24,063        338,130
   Zeder Investments, Ltd.............................  1,064,159        346,277
                                                                  --------------
TOTAL SOUTH AFRICA....................................             1,283,759,031
                                                                  --------------
SOUTH KOREA -- (14.0%)
 #*Aekyung Petrochemical Co., Ltd.....................     58,354      1,845,300
 #*Amorepacific Group.................................     32,445      7,436,806
  *Asia Cement Manufacturing Co., Ltd.................     34,098      1,220,548
  *Asia Paper Manufacturing Co., Ltd..................     27,000        220,585
  *AUK Corp...........................................    351,680      1,064,164
  *Bing Grae Co., Ltd.................................     23,307      1,255,226
 #*BNG Steel Co., Ltd.................................    126,700      1,496,066
   Boo Kook Securities Co., Ltd.......................     27,705        431,036
 #*Boryung Pharmaceutical Co., Ltd....................     70,525      1,050,893
  *BS Financial Group, Inc............................  1,268,451     14,341,592
  *BYC Co., Ltd.......................................        810        109,464
  *Byuck San Corp.....................................     13,122        244,941
 #*Chin Hung International, Inc.......................  2,505,053        572,619
 #*Chong Kun Dang Pharmaceutical Corp.................     74,980      1,394,232
  *Chosun Refractories Co., Ltd.......................      9,371        542,221
  *Chungho Comnet Co., Ltd............................      2,800         10,836
  *CJ Cheiljedang Corp................................     67,662     18,544,146
 #*CJ Corp............................................    201,749     13,900,677
  *CJ E&M Corp........................................     19,163        543,445
 #*Cosmochemical Co., Ltd.............................    129,420      1,997,668
  *Crown Confectionery Co., Ltd.......................      3,365        505,780
 #*Dae Dong Industrial Co., Ltd.......................    141,640        540,414
 #*Dae Han Flour Mills Co., Ltd.......................     12,793      2,025,511
 #*Dae Won Kang Up Co., Ltd...........................    322,056      1,335,882
 #*Daechang Co., Ltd..................................    298,700        430,002
  *Daeduck Electronics Co., Ltd.......................    249,840      2,443,156
 #*Daeduck Industries Co., Ltd........................    255,020      2,188,563
   Daegu Department Store Co., Ltd....................    104,351      1,276,039
 #*Daehan Steel Co., Ltd..............................     67,190        522,097
  *Daehan Synthetic Fiber Co., Ltd....................      5,144        340,294
   Daekyo Co., Ltd....................................    530,940      2,931,631
  *Daelim Industrial Co., Ltd.........................    396,350     38,080,502
  *Daelim Trading Co., Ltd............................     31,734        114,644
  *Daesang Corp.......................................    256,972      3,367,946
 #*Daesang Holdings Co., Ltd..........................    136,816        531,656
 #*Daesung Group Partners Co., Ltd....................      5,187        263,100

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- ------------
SOUTH KOREA -- (Continued)
 #*Daesung Holdings Co., Ltd.............................    87,450 $    572,678
 #*Daesung Industrial Co., Ltd...........................     4,694      116,268
 #*Daewoo Engineering & Construction Co., Ltd............ 1,162,060   12,247,318
   Daewoo Securities Co., Ltd............................ 2,475,482   28,960,748
 #*Daewoo Shipbuilding & Marine Engineering Co., Ltd.....   158,302    3,917,169
  *Daewoong Co., Ltd.....................................    17,680      229,669
  *Dahaam E-Tec Co., Ltd.................................     9,365      149,569
   Daishin Securities Co., Ltd...........................   591,135    6,287,818
 #*Daou Technology, Inc..................................   346,438    4,184,739
  *DGB Financial Group, Inc.............................. 1,030,662   13,727,614
  *Digital Power Communications Co., Ltd.................    62,160       84,542
  *Dong Ah Tire Industrial Co., Ltd......................    81,994      828,872
 #*Dong IL Rubber Belt Co., Ltd..........................   242,861    1,817,163
 #*Dong Yang Gang Chul Co., Ltd..........................   228,560      614,369
  *Dongbang Agro Co., Ltd................................    53,610      294,503
 #*Dongbang Transport Logistics Co., Ltd.................    86,760      321,395
  *Dongbu Corp...........................................    60,900      269,121
 #*Dongbu HiTek Co., Ltd.................................   314,984    2,600,166
   Dongbu Securities Co., Ltd............................   301,486    1,281,436
 #*Dongbu Steel Co., Ltd.................................   335,414    1,968,074
  *Dong-Il Corp..........................................    19,098      791,096
 #*Dongil Industries Co., Ltd............................    17,028      878,795
 #*Dongkuk Steel Mill Co., Ltd...........................   589,969   12,385,707
 #*Dongwha Pharm Co., Ltd................................   120,330      517,668
 #*Dongwon F&B Co., Ltd..................................    17,433      994,422
 #*Dongwon Systems Corp..................................   189,880      184,811
  *Dongyang Express Bus Corp.............................       379        5,849
 #*Doosan Construction & Engineering Co., Ltd............   438,510    1,351,326
   Doosan Corp...........................................    43,510    5,919,452
  *Eagon Industrial Co., Ltd.............................    23,010      103,354
  *Eugene Investment & Securities Co., Ltd...............   691,579    2,327,651
  *F&F Co., Ltd..........................................    10,620       60,934
  *Fursys, Inc...........................................    30,773      941,377
 #Gaon Cable Co., Ltd....................................     8,497      130,748
  *Global & Yuasa Battery Co., Ltd.......................    70,790    2,853,450
  *Green Cross Holdings Corp.............................    58,570      706,399
  *GS Engineering & Construction Corp....................   125,528   11,126,363
  *GS Holdings Corp......................................   712,336   39,411,005
   Gwangju Shinsegae Co., Ltd............................     5,854      896,547
  *Halla Engineering & Construction Corp.................   191,951    2,422,863
 #*Han Kuk Carbon Co., Ltd...............................   271,240    1,472,339
   Han Yang Securities Co., Ltd..........................    90,530      557,113
   Hana Financial Group, Inc............................. 2,926,624  100,205,070
   Handok Pharmaceuticals Co., Ltd.......................    21,320      238,171
 #*Handsome Co., Ltd.....................................   224,840    6,740,524
  *Hanil Cement Co., Ltd.................................    44,652    1,859,703
  *Hanil Engineering & Construction Co., Ltd.............     7,262       14,076
 #*Hanjin Heavy Industries & Construction Co., Ltd.......   464,042    8,600,308
 #*Hanjin Heavy Industries & Construction Holdings Co.,
  Ltd....................................................   169,890    1,219,347
 #*Hanjin Shipping Co., Ltd.............................. 1,292,250   15,513,168
  *Hanjin Shipping Holdings Co., Ltd.....................   101,114      768,001
 #*Hanjin Transportation Co., Ltd........................   118,320    2,471,815
  *Hankook Cosmetics Co., Ltd............................    28,860       47,777
  *Hankook Cosmetics Manufacturing Co., Ltd..............    19,569       66,394
  *Hankuk Glass Industries, Inc..........................    29,050      656,678
 #*Hankuk Paper Manufacturing Co., Ltd...................    31,270      621,249
 #*Hanmi Holdings Co., Ltd...............................     7,619      135,325
  *Hanmi Semiconductor Co., Ltd..........................   107,950      618,584
 #*Hansae Yes24 Holdings Co., Ltd........................    52,710      248,335
 #*Hanshin Construction Co., Ltd.........................    27,520      180,363
  *Hansol Chemical Co., Ltd..............................    47,077      740,040

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- ------------
SOUTH KOREA -- (Continued)
 #*Hansol CSN Co., Ltd...................................   210,060 $    280,235
 #*Hansol Paper Co., Ltd.................................   536,034    4,222,525
  *Hanssem Co., Ltd......................................    13,390      260,993
 #*Hanwha Chemical Corp.................................. 1,145,485   29,420,491
  *Hanwha Corp...........................................   591,443   19,107,696
  *Hanwha General Insurance Co., Ltd.....................    19,663      133,069
  #Hanwha Securities Co., Ltd............................   787,611    3,817,917
 #*Hanwha Timeworld Co., Ltd.............................    12,290      222,376
 #*Hite Holdings Co., Ltd................................    71,131      739,886
  *Hite Jinro Co., Ltd...................................    46,033    1,024,774
  *HMC Investment Securities Co., Ltd....................   217,745    2,894,395
 #*HS R&A Co., Ltd.......................................    37,336      471,261
 #*Husteel Co., Ltd......................................    51,410      872,459
  *Hwa Sung Industrial Co., Ltd..........................    27,970       83,352
  *Hwacheon Machine Tool Co., Ltd........................    12,737      510,745
  *Hyosung Corp..........................................   348,024   19,350,296
  *Hyundai Cement Co., Ltd...............................    14,745       83,514
  *Hyundai Development Co................................   819,384   16,548,905
  *Hyundai Elevator Co., Ltd.............................     2,865      346,529
  *Hyundai Greenfood Co., Ltd............................   107,950    1,464,105
  *Hyundai Hysco Co., Ltd................................    86,411    3,023,323
  *Hyundai Merchant Marine Co., Ltd......................    64,784    1,662,736
  *Hyundai Mipo Dockyard Co., Ltd........................   126,842   14,215,789
   Hyundai Motor Co., Ltd................................   538,471  105,775,692
   Hyundai Securities Co., Ltd........................... 1,586,338   15,016,618
 #*Hyundai Steel Co......................................   732,788   70,579,656
 #*Il Dong Pharmaceutical Co., Ltd.......................   130,570      860,121
 #*Iljin Electric Co., Ltd...............................   298,570    1,705,546
 #*Iljin Holdings Co., Ltd...............................   109,364      200,370
 #*Ilshin Spinning Co., Ltd..............................    14,398    1,021,887
 #*Ilsung Pharmaceutical Co., Ltd........................     8,975      685,918
  *Industrial Bank of Korea, Ltd......................... 2,226,910   24,976,804
  *InziControls Co., Ltd.................................     1,930        9,312
 #*IS Dongseo Co., Ltd...................................    48,805      559,565
 #*ISU Chemical Co., Ltd.................................   140,690    3,197,223
  *IsuPetasys Co., Ltd...................................   248,821    1,138,777
  *Jahwa Electronics Co., Ltd............................   113,330      921,222
 #*Jeil Pharmaceutical Co................................    54,750      673,710
  #Jeonbuk Bank, Ltd.....................................   535,803    2,374,161
  *Jinheung Savings Bank.................................   142,030      324,729
 #*JW Pharmaceutical Corp................................   111,534    1,455,024
  *KB Financial Group, Inc............................... 1,426,703   54,085,038
 #*KB Financial Group, Inc. ADR.......................... 3,179,313  120,495,963
 #*KC Tech Co., Ltd......................................   274,794    1,306,860
   KCC Corp..............................................    59,298   15,970,355
 #*Keangnam Enterprises, Ltd.............................   129,730    1,030,123
 #*Keyang Electric Machinery Co., Ltd....................   393,920    1,037,380
  #KG Chemical Corp......................................    47,243      312,010
 #*KISCO Corp............................................    52,041    1,194,310
 #*KISCO Holdings Co., Ltd...............................    11,673      354,602
  #Kishin Corp...........................................   113,945      534,202
 #*KISWIRE, Ltd..........................................    66,676    2,630,953
  *Kolon Corp............................................    53,205    1,044,984
  *Kolon Global Corp.....................................   254,130    1,198,252
 #*Kolon Industries, Inc.................................    35,293    2,256,199
  #Korea Cast Iron Pipe Co., Ltd.........................    70,638      210,849
  *Korea Circuit Co., Ltd................................     8,950       63,996
 #*Korea Development Co., Ltd............................    86,430      160,597
   Korea Development Leasing Corp........................    23,908      350,041
  #Korea Electric Terminal Co., Ltd......................    82,950    1,652,362
   Korea Exchange Bank................................... 3,962,626   27,881,242

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- ------------
SOUTH KOREA -- (Continued)
 #*Korea Express Co., Ltd................................    84,339 $  6,662,737
 #*Korea Flange Co., Ltd.................................    58,560      757,808
   Korea Investment Holdings Co., Ltd....................   465,896   16,891,093
  *Korea Life Insurance Co., Ltd......................... 1,162,635    7,958,144
  *Korea Line Corp.......................................    22,148      598,188
  *Korea Petrochemical Industrial Co., Ltd...............    18,384    1,683,087
  *Korea Savings Bank....................................    21,483       68,428
  *Korea United Pharm, Inc...............................    52,990      324,132
  *Korean Air Co., Ltd...................................   171,712    7,780,577
 #*Korean Air Terminal Service Co., Ltd..................    19,190      557,941
   KPX Chemical Co., Ltd.................................    11,220      586,059
   KPX Holdings Corp.....................................     5,734      209,772
  *KTB Investment & Securities Co., Ltd..................   705,790    1,652,922
  #Kukdo Chemical Co., Ltd...............................    39,092    1,819,746
 #*Kumho Electric Co., Ltd...............................    37,654      928,922
  *Kumho Investment Bank.................................   720,490      246,476
 #*Kunsul Chemical Industrial Co., Ltd...................    25,470      343,046
 #*Kwang Dong Pharmaceutical Co., Ltd....................   573,330    2,237,816
 #*Kyeryong Construction Industrial Co., Ltd.............    44,630      553,404
   Kyobo Securities Co., Ltd.............................   236,142    1,293,730
  *Kyung Dong Navien Co., Ltd............................    16,050       85,364
  #Kyung Nong Corp.......................................    49,810      133,685
 #*Kyungbang Co., Ltd....................................     7,623      702,467
 #*Kyung-In Synthetic Corp...............................   178,830      529,469
  *LG Corp...............................................   321,419   20,113,195
 #*LG Display Co., Ltd................................... 1,100,070   28,632,395
 #*LG Display Co., Ltd. ADR.............................. 3,957,778   51,015,758
 #*LG Electronics, Inc................................... 1,390,657  102,269,822
 #*LG Hausys, Ltd........................................    59,033    4,374,709
 #*LG Innotek Co., Ltd...................................    91,732    7,339,972
   LG Uplus Corp......................................... 3,348,771   18,814,677
 #*Livart Furniture Co., Ltd.............................    19,740      130,032
 #*Lotte Chilsung Beverage Co., Ltd......................     8,846   10,044,186
  *Lotte Confectionary Co., Ltd..........................     8,314   12,595,954
  *Lotte Midopa Co., Ltd.................................    94,570    1,442,629
 #*Lotte Sam Kang Co., Ltd...............................     9,375    3,297,609
 #*Lotte Shopping Co., Ltd...............................   134,412   45,877,961
 #*LS Corp...............................................    15,317    1,157,532
   Meritz Securities Co., Ltd............................ 2,155,174    1,568,116
  *Mi Chang Oil Industrial Co., Ltd......................     3,725      156,367
   Mirae Asset Securities Co., Ltd.......................   304,099   10,178,624
 #*Moorim P&P Co., Ltd...................................   369,028    1,758,464
 #*Moorim Paper Co., Ltd.................................   264,210      650,505
 #*Motonic Corp..........................................   136,380    1,006,210
 #*Namkwang Engineering & Construction Co., Ltd..........   112,386      136,391
  *Namyang Dairy Products Co., Ltd.......................     4,557    3,483,533
  *National Plastic Co...................................   174,380      464,674
 #*Nexen Corp............................................    13,055      825,204
   NH Investment & Securities Co., Ltd...................   347,198    2,410,549
  *NICE Holdings Co., Ltd................................       459       20,625
  *NK Co., Ltd...........................................   122,890      452,746
 #*Nong Shim Holdings Co., Ltd...........................    22,446    1,022,552
  *NongShim Co., Ltd.....................................    36,780    7,753,297
  *Noroo Holdings Co., Ltd...............................    32,578      203,421
   NOROO Paint & Coatings Co., Ltd.......................    37,899      107,495
 #*Ottogi Corp...........................................    16,359    2,328,882
  *Pacific Pharmaceutical Co., Ltd.......................     3,390       63,218
  #Pang Rim Co., Ltd.....................................     8,580       81,978
 #*PaperCorea, Inc.......................................   273,870      124,330
 #*Poongsan Corp.........................................   251,520    7,039,907
  *Poongsan Holdings Corp................................    45,728    1,056,007

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- ------------
SOUTH KOREA -- (Continued)
   POSCO.................................................   451,519 $166,138,895
 #*POSCO ADR............................................. 1,600,698  146,880,048
 #*POSCO Coated & Color Steel Co., Ltd...................    23,830      400,478
  *Pulmuone Co., Ltd.....................................     6,875      194,619
  *Pusan City Gas Co., Ltd...............................    73,630    1,208,964
 #*S&T Daewoo Co., Ltd...................................   113,840    3,077,013
 #*S&T Dynamics Co., Ltd.................................   322,614    4,961,552
 #*S&T Holdings Co., Ltd.................................    75,963      881,215
 #*Saeron Automotive Corp................................    82,395      319,881
  *Sajodaerim Corp.......................................    11,840      172,544
 #*Sam Jin Pharmaceutical Co., Ltd.......................    68,973      527,519
  *Sam Kwang Glass Industrial Co., Ltd...................    13,128      783,018
  *Sam Lip General Foods Co., Ltd........................    25,580      284,656
  *Sam Yung Trading Co., Ltd.............................    21,174      111,807
 #*Sambu Construction Co., Ltd...........................    40,667      257,557
  *Samhwa Crown & Closure Co., Ltd.......................       469        8,012
  *Samhwa Paints Industrial Co., Ltd.....................    48,610      158,856
 #*Samick Musical Instruments Co., Ltd...................   798,890    1,358,456
  *Samsung C&T Corp......................................   988,653   60,871,882
  #Samsung SDI Co., Ltd..................................   422,755   52,396,204
  *Samwhan Corp..........................................    54,610      245,222
  *Samyang Corp..........................................    30,113    1,380,531
  *Samyang Genex Co., Ltd................................    18,118      975,144
  *Samyang Holdings Corp.................................    44,998    3,568,560
  *Samyang Tongsang Co., Ltd.............................     8,060      159,260
 #*Samyoung Electronics Co., Ltd.........................   131,870    1,164,830
  *SAVEZONE I&C Corp.....................................    27,710       58,162
  *SBS Media Holdings Co., Ltd...........................   499,610    1,579,400
  *Seah Besteel Corp.....................................    79,189    3,540,267
  *SeAH Holdings Corp....................................    13,089    1,583,653
 #*SeAH Steel Corp.......................................    29,361    2,205,781
 #*Sebang Co., Ltd.......................................   113,960    1,611,632
  *Sejong Industrial Co., Ltd............................     7,960       82,662
  *Seowon Co., Ltd.......................................   156,260      519,655
  *Sewon Cellontech Co., Ltd.............................    35,970      130,010
   Shin Young Wacoal, Inc................................       273       23,192
  *Shinhan Engineering & Construction Co., Ltd...........     8,460       36,553
  *Shinhan Financial Group Co., Ltd...................... 3,920,609  155,969,929
 #*Shinhan Financial Group Co., Ltd. ADR.................   818,794   64,815,733
  *Shinpoong Pharmaceutical Co., Ltd.....................   158,319      875,165
   Shinsegae Engineering & Construction Co., Ltd.........     2,630       33,924
   Shinsegae Information & Communication Co., Ltd........     3,571      157,146
  *Shinsung Solar Energy Co., Ltd........................   131,330      516,242
   Shinsung Tongsang Co., Ltd............................   342,500      310,707
   Shinyoung Securities Co., Ltd.........................    34,340      954,290
  #Silla Trading Co., Ltd................................    62,223      742,591
  *Sindo Ricoh Co., Ltd..................................    43,098    2,032,565
  *SJM Co., Ltd..........................................    51,214      282,676
  *SJM Holdings Co., Ltd.................................    31,331       88,760
  *SK Chemicals Co., Ltd.................................    29,400    1,687,974
  *SK Gas Co., Ltd.......................................    37,660    2,416,422
  *SK Holdings Co., Ltd..................................   351,505   43,812,182
  *SK Innovation Co., Ltd................................    16,787    2,533,586
 #*SK Networks Co., Ltd.................................. 1,593,516   15,582,616
  *SK Securities Co., Ltd................................ 1,578,930    1,893,191
 #*Ssangyong Cement Industrial Co., Ltd..................   266,236    1,100,966
 #*STX Corp..............................................   476,653    5,617,350
 #*STX Engine Co., Ltd...................................   300,170    4,403,740
  *STX Metal Co, Ltd.....................................     8,540       50,184
 #*STX Offshore & Shipbuilding Co., Ltd..................   747,310    8,714,949
 #*STX Pan Ocean Co., Ltd................................ 1,417,810    9,032,934

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                       ---------- --------------
SOUTH KOREA -- (Continued)
 #*Suheung Capsule Co., Ltd...........................     66,370 $      847,696
  *Sung Bo Chemicals Co., Ltd.........................      2,570         54,970
  *Sungshin Cement Co., Ltd...........................     66,250        162,999
  *Sunjin Co., Ltd....................................     34,369        213,669
  *Sunjin Holdings Co., Ltd...........................      3,672         66,671
 #*Tae Kyung Industrial Co., Ltd......................    116,020        349,735
 #*TaeKwang Industrial Co., Ltd.......................      4,122      4,839,566
 #*Taeyoung Engineering & Construction Co., Ltd.......    494,510      2,521,314
 #*Taihan Electric Wire Co., Ltd......................    763,827      2,105,056
 #*Tailim Packaging Industries Co., Ltd...............    374,220        494,254
  *TCC Steel..........................................     36,120        161,702
  *Teems, Inc.........................................      3,590         34,658
  *Telcoware Co., Ltd.................................     36,000        227,593
  *Tong Kook Corp.....................................        607            844
 #*Tong Yang Moolsan Co., Ltd.........................     56,730      1,139,685
   Tong Yang Securities, Inc..........................    975,509      5,329,451
 #*TS Corp............................................     54,136      1,039,817
 #*Unid Co., Ltd......................................     42,050      2,057,568
 #*Union Steel Manufacturing Co., Ltd.................     38,477        586,377
  *Whanin Pharmaceutical Co., Ltd.....................     19,270        106,707
  *Will-Bes & Co., Ltd. (The).........................    487,890        836,704
   Wiscom Co., Ltd....................................     32,980        118,424
 #*Woongjin Holdings Co., Ltd.........................    405,344      1,696,060
  *Woori Finance Holdings Co., Ltd....................  4,826,987     47,540,078
 #*Woori Finance Holdings Co., Ltd. ADR...............      8,505        253,194
  *Woori Financial Co., Ltd...........................     95,550      1,230,075
   Woori Investment & Securities Co., Ltd.............  1,781,593     21,030,516
  *YESCO Co., Ltd.....................................     20,160        449,137
  *Yoosung Enterprise Co., Ltd........................     36,225         78,027
 #*Youlchon Chemical Co., Ltd.........................    140,550      1,013,882
  *Young Poong Corp...................................      4,715      5,328,781
  *Young Poong Mining & Construction Corp.............     18,030            883
  *Youngone Holdings Co., Ltd.........................     44,270      2,047,852
   Yuhwa Securities Co., Ltd..........................     28,680        382,936
  *Zinus, Inc.........................................      1,866          6,229
                                                                  --------------
TOTAL SOUTH KOREA.....................................             2,311,022,295
                                                                  --------------
TAIWAN -- (11.6%)
 #*A.G.V. Products Corp...............................  6,862,701      2,413,482
  *Ability Enterprise Co., Ltd........................    801,000        764,833
  *Abocom Systems, Inc................................    146,752         34,542
   AcBel Polytech, Inc................................  5,168,219      3,197,688
   Accton Technology Corp.............................  7,365,156      3,885,841
  #Acer, Inc.......................................... 31,487,364     44,019,033
  #ACHEM Technology Corp..............................  2,276,500        966,011
  #Action Electronics Co., Ltd........................  3,240,084        896,771
   Advanced Semiconductor Engineering, Inc............    971,486      1,021,577
  #Allis Electric Co., Ltd............................  1,471,000        361,129
  #Alpha Networks, Inc................................  4,261,237      3,624,286
   Altek Corp.........................................  3,009,808      2,450,785
   Ambassador Hotel (The).............................    274,000        323,740
  #Ampoc Far East Co., Ltd............................  1,521,000      1,135,668
  #AmTRAN Technology Co., Ltd.........................  8,885,956      5,485,986
   APCB, Inc..........................................  1,627,000      1,165,618
  #Apex Science & Engineering Corp....................    690,713        211,340
  *Arima Communications Corp..........................  2,528,000      1,985,171
 #*Arima Optoelectronics Corp.........................  1,409,500        266,726
  #Asia Cement Corp................................... 21,930,293     26,321,166
 #*Asia Optical Co., Inc..............................  2,865,290      2,344,279
   Asia Polymer Corp..................................  2,609,732      3,350,428
   Asia Vital Components Co., Ltd.....................  2,673,779      1,951,471

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES      VALUE++
                                                         ----------- -----------
TAIWAN -- (Continued)
  #Asustek Computer, Inc................................   5,140,973 $40,638,239
  #AU Optronics Corp....................................   8,879,812   4,730,271
  #AU Optronics Corp. Sponsored ADR.....................   8,839,430  46,583,796
  #Audix Corp...........................................   1,548,164   1,463,798
   Aurora Systems Corp..................................     572,281     673,981
  *Avermedia Technologies, Inc..........................     872,000     787,294
  #Avision, Inc.........................................   2,674,555   1,062,550
  #Bank of Kaohsiung....................................   5,302,397   1,569,745
  *Basso Industry Corp., Ltd............................     524,000     376,940
  #BES Engineering Corp.................................  19,916,443   5,546,245
  #Biostar Microtech International Corp.................   1,426,055     731,454
  *Bright Led Electronics Corp..........................     239,000     187,062
   C Sun Manufacturing, Ltd.............................   1,342,837     864,745
  #Cameo Communications, Inc............................   2,503,197     737,303
   Capital Securities Corp..............................  15,103,447   6,256,235
 #*Carnival Industrial Corp.............................   4,797,000   1,421,090
  #Catcher Technology Co., Ltd..........................     716,326   4,456,990
  #Cathay Chemical Works, Inc...........................     959,000     329,192
  #Cathay Real Estate Development Co., Ltd..............  11,246,421   4,352,308
   Central Reinsurance Co., Ltd.........................   2,477,781   1,035,191
  #Chain Qui Development Co., Ltd.......................   1,284,173     799,386
  #Champion Building Materials Co., Ltd.................   4,473,828   2,132,530
   Chang Hwa Commercial Bank............................  51,732,790  29,272,933
  *Chang-Ho Fibre Corp..................................     192,000      74,391
  #Charoen Pokphand Enterprises Co., Ltd................   2,518,000   1,247,771
   Cheng Loong Corp.....................................  11,471,659   4,423,825
   Cheng Uei Precision Industry Co., Ltd................   3,833,705   9,045,000
  #Chia Hsin Cement Corp................................   6,515,749   2,809,178
  *Chia Hsin Food & Synthetic Fiber Co., Ltd............     514,966          --
  #Chien Kuo Construction Co., Ltd......................   2,615,247   1,265,516
  *Chien Shing Stainless Steel Co., Ltd.................   2,208,000     309,806
  #Chilisin Electronics Corp............................     354,300     174,162
 #*Chimei Innolux Corp..................................  70,200,389  32,522,240
   China Airlines, Ltd..................................  29,391,786  13,816,450
   China Chemical & Pharmaceutical Co...................   2,185,264   1,411,614
   China Development Financial Holding Corp............. 117,748,960  35,031,880
   China Electric Manufacturing Co., Ltd................   1,670,200   1,109,578
 #*China General Plastics Corp..........................   6,117,000   2,211,565
   China Glaze Co., Ltd.................................   1,884,363     948,227
  *China Man-Made Fiber Co., Ltd........................  15,197,813   5,163,547
   China Metal Products Co., Ltd........................   2,857,547   1,947,209
 #*China Motor Co., Ltd.................................  10,112,749  10,811,247
   China Petrochemical Development Corp.................  16,635,338  18,555,590
  *China Rebar Co., Ltd.................................     439,188          --
  #China Steel Structure Co., Ltd.......................   1,551,219   1,431,952
  #China Synthetic Rubber Corp..........................   6,101,711   5,647,263
  *China United Trust & Investment Corp.................     493,999          --
 #*China Wire & Cable Co., Ltd..........................   2,900,000     741,422
   Chinatrust Financial Holdings Co., Ltd...............  70,042,043  45,215,617
   Chinese Maritime Transport, Ltd......................     567,000     792,961
   Chin-Poon Industrial Co., Ltd........................   4,763,815   3,407,316
 #*Chun Yu Works & Co., Ltd.............................   2,178,000     682,205
  #Chun Yuan Steel Industrial Co., Ltd..................   5,242,144   2,089,880
   Chung Hsin Electric & Machinery Co., Ltd.............   4,895,000   2,557,137
  #Chung Hung Steel Corp................................   9,043,046   2,876,103
  #Chung Hwa Pulp Corp..................................   8,540,011   2,946,710
  *Chung Shing Textile Co., Ltd.........................         600          10
 #*Chungwa Picture Tubes Co., Ltd.......................  47,363,412   2,306,597
   Chuwa Wool Industry Co., Ltd.........................     120,189      80,056
 #*Chyang Sheng Dyeing & Finishing Co., Ltd.............     328,000      96,531
 #*CMC Magnetics Corp...................................  38,781,830   7,062,121

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                             SHARES     VALUE++
                                                           ---------- -----------
TAIWAN -- (Continued)
  #Collins Co., Ltd.......................................  2,216,224 $ 1,029,760
   Compal Communications, Inc.............................    576,000   1,074,458
  #Compal Electronics, Inc................................ 41,197,332  46,172,182
 #*Compeq Manufacturing Co., Ltd.......................... 14,479,000   5,244,840
  *Compex International Co., Ltd..........................     46,400         314
  #Continental Holdings Corp..............................  6,826,848   2,472,763
  *Cosmos Bank Taiwan.....................................  1,004,756     208,988
  #Coxon Precise Industrial Co., Ltd......................  1,091,000   1,403,022
  #CSBC Corp. Taiwan......................................  1,741,256   1,386,603
   Da Cin Construction Co., Ltd...........................  1,790,579   1,035,051
  #Darfon Electronics Corp................................  3,651,950   2,269,631
  #Delpha Construction Co., Ltd...........................  3,347,329   1,116,335
  #Depo Auto Parts Industrial Co., Ltd....................    332,000     693,439
  *Der Pao Construction Co., Ltd..........................  1,139,000      31,567
   Diamond Flower Electric Instrument Co., Ltd............    275,280     205,222
  #D-Link Corp............................................  8,679,939   6,447,626
   Dynamic Electronics Co., Ltd...........................  3,165,804   1,253,513
   E.Sun Financial Holding Co., Ltd....................... 42,470,271  19,993,243
  *Eastern Media International Corp....................... 11,890,399   1,566,952
   Eclat Textile Co., Ltd.................................    807,558   1,439,849
  *Edimax Technology Co., Ltd.............................    260,000     117,063
   Edom Technology Co., Ltd...............................    943,800     276,455
   Elite Material Co., Ltd................................  1,724,905   1,284,638
  *Elite Semiconductor Memory Technology, Inc.............  1,100,000   1,034,159
 #*Elitegroup Computer Systems Co., Ltd................... 10,186,066   2,377,003
   EnTie Commercial Bank..................................  1,214,232     556,448
  #Epistar Corp...........................................  8,705,000  21,320,169
  *Eternal Chemical Co., Ltd..............................    168,000     137,502
   Eva Airways Corp....................................... 13,335,738   8,956,079
  *Ever Fortune Industrial Co., Ltd.......................    409,000       4,562
  *Everest Textile Co., Ltd...............................  3,815,002     804,485
   Evergreen International Storage & Transport Corp.......  7,774,000   4,231,921
   Evergreen Marine Corp., Ltd............................ 20,672,998  11,561,576
   Everlight Chemical Industrial Corp.....................  1,288,000     755,295
  *Everlight Electronics Co., Ltd.........................    409,000     782,201
 #*Everspring Industry Co., Ltd...........................  1,325,180     351,676
   Excel Cell Electronics Co., Ltd........................    141,000      55,026
  *Excelsior Medical Co., Ltd.............................    728,000   1,723,545
   Far Eastern Department Stores Co., Ltd.................  5,366,540   7,245,917
   Far Eastern International Bank......................... 22,159,955   8,725,104
  *Farglory F T Z Investment Holding Co., Ltd.............    496,000     295,495
   Farglory Land Development Co., Ltd.....................    225,000     416,540
   Federal Corp...........................................  4,900,640   2,470,697
  #First Copper Technology Co., Ltd.......................  3,289,750     968,870
   First Financial Holding Co., Ltd....................... 81,361,356  49,884,207
   First Hotel............................................    847,059     566,947
  #First Insurance Co., Ltd...............................  3,150,064   1,396,673
   First Steamship Co., Ltd...............................    322,000     425,674
  #Forhouse Corp..........................................  5,680,635   3,688,974
  *Formosa Advanced Technologies Co., Ltd.................    227,000     193,828
   Formosa Chemicals & Fiber Co., Ltd.....................  2,117,660   6,082,163
  #Formosa Epitaxy, Inc...................................  5,884,000   4,318,606
  #Formosa Oilseed Processing Co., Ltd....................  1,079,593     456,807
  #Formosa Taffeta Co., Ltd...............................  9,196,511   8,830,648
   Formosan Rubber Group, Inc.............................  5,331,000   3,574,003
  #Formosan Union Chemical Corp...........................  1,972,758   1,373,932
  *Fortune Electric Co., Ltd..............................    107,000      49,170
  #Founding Construction & Development Co., Ltd...........  1,389,626     852,131
 #*Froch Enterprise Co., Ltd..............................  1,264,000     508,458
   FSP Technology, Inc....................................    816,283     685,806
  #Fu I Industrial Co., Ltd...............................    290,944     121,371

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                            SHARES     VALUE++
                                                          ---------- -----------
TAIWAN -- (Continued)
   Fubon Financial Holding Co., Ltd...................... 48,610,063 $54,148,071
  #Fullerton Technology Co., Ltd.........................  1,420,200   1,317,341
  #Fwusow Industry Co., Ltd..............................  2,357,502   1,246,849
  #G Shank Enterprise Co., Ltd...........................  1,548,880     856,150
  *Gamma Optical Co., Ltd................................    278,600      62,807
  #Gemtek Technology Corp................................  3,596,962   3,054,129
   Getac Technology Corp.................................  5,996,065   3,072,702
 #*Giantplus Technology Co., Ltd.........................  3,247,100     908,131
   Giga Storage Corp.....................................  2,951,600   1,893,133
   Giga-Byte Technology Co., Ltd.........................  8,303,287   6,709,431
  #Gintech Energy Corp...................................  3,391,942   4,778,295
  #Global Brands Manufacture, Ltd........................  2,604,290   1,277,382
  *Globe Union Industrial Corp...........................  1,218,000     882,705
  #Gold Circuit Electronics, Ltd.........................  7,261,965   1,880,136
   Goldsun Development & Construction Co., Ltd........... 18,933,261   7,455,627
   Good Will Instrument Co., Ltd.........................    423,021     293,083
   Grand Pacific Petrochemical Corp...................... 13,627,000   6,924,590
   Great China Metal Industry Co., Ltd...................  1,515,000   1,742,797
   Great Wall Enterprise Co., Ltd........................  2,983,799   2,975,006
  #Greatek Co., Ltd......................................  3,081,842   2,553,482
  #Green Energy Technology, Inc..........................  3,303,300   4,425,771
  #GTM Corp..............................................  2,195,000   1,085,107
 #*Hannstar Board Corp...................................  3,377,635   1,463,449
 #*HannStar Display Corp................................. 66,062,000   4,626,780
  *HannsTouch Solution, Inc..............................  6,134,000   2,594,644
  #Harvatek Corp.........................................  2,112,940   1,276,526
  *Helix Technology, Inc.................................     29,585          --
  #Hey Song Corp.........................................  4,889,000   4,381,460
  *Hiti Digital, Inc.....................................     53,000      37,262
   Hitron Technologies, Inc..............................  2,077,525     903,483
 #*Ho Tung Holding Corp..................................  9,176,883   5,074,348
 #*Hocheng Corp..........................................  3,917,300   1,004,894
   Hold-Key Electric Wire & Cable Co., Ltd...............  1,844,124     652,440
  #Holy Stone Enterprise Co., Ltd........................  2,757,643   2,594,635
  *Hong Ho Precision Textile Co., Ltd....................     97,000      43,254
  #Hong Tai Electric Industrial Co., Ltd.................  2,936,000     909,638
   Hong Yi Fiber Industry Co., Ltd.......................    256,040      81,351
   Hsin Kuang Steel Co., Ltd.............................  3,638,124   2,458,145
   Hsing Ta Cement Co., Ltd..............................  2,071,980     724,660
   Hua Eng Wire & Cable Co., Ltd.........................  5,659,035   1,435,172
   Hua Nan Financial Holding Co., Ltd.................... 26,688,016  15,154,494
  *Hualon Corp...........................................    257,040       9,382
  #Hung Ching Development & Construction Co., Ltd........  1,838,468     799,031
   Hung Poo Construction Corp............................  2,153,655   1,694,932
   Hung Sheng Construction Co., Ltd......................  7,722,892   3,538,917
 #*Hwa Fong Rubber Co., Ltd..............................  2,944,960     671,763
 #*Ichia Technologies, Inc...............................  4,989,260   4,029,995
  #I-Chiun Precision Industry Co., Ltd...................  1,796,000     971,415
 #*Inotera Memories, Inc................................. 28,760,728   5,288,160
   Inventec Corp......................................... 26,882,417  11,364,423
   ITE Technology, Inc...................................  2,363,000   2,197,625
  *Jess-Link Products Co., Ltd...........................    149,000     148,704
  #Jui Li Enterprise Co., Ltd............................    686,760     176,128
  #K Laser Technology, Inc...............................  1,056,601     357,101
   Kang Na Hsiung Enterprise Co., Ltd....................  1,579,078     760,447
  *Kao Hsing Chang Iron & Steel Corp.....................  1,589,000     240,849
  #Kaulin Manufacturing Co., Ltd.........................  2,372,656   1,749,311
   Kee Tai Properties Co., Ltd...........................  1,092,485     516,472
   Kerry TJ Logistics Co., Ltd...........................  1,421,000   1,551,646
  #King Yuan Electronics Co., Ltd........................ 16,700,805   6,495,091
  #Kingdom Construction Co., Ltd.........................  5,635,000   3,331,592

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES      VALUE++
                                                         ----------- -----------
TAIWAN -- (Continued)
  *King's Town Bank.....................................  10,259,012 $ 6,585,567
   King's Town Construction Co., Ltd....................     323,200     214,640
   Kinko Optical Co., Ltd...............................     376,131     459,037
  #Kinpo Electronics, Inc...............................  14,712,375   3,442,408
   Knowledge-Yield-Excellence Systems Corp..............   2,904,000   1,144,355
   KS Terminals, Inc....................................     281,880     208,754
  *Kuoyang Construction Co., Ltd........................   2,840,029   1,113,614
  #Kwong Fong Industries Corp...........................   4,272,900   1,517,455
   L&K Engineering Co., Ltd.............................   1,279,000   1,185,910
  #Lan Fa Textile Co., Ltd..............................   3,124,713   1,136,864
  *Lead Data Co., Ltd...................................   1,765,457     162,234
   Leader Electronics, Inc..............................     617,056     216,851
   Lealea Enterprise Co., Ltd...........................   8,879,794   3,650,419
  *Ledtech Electronics Corp.............................      99,000      51,351
  #Lee Chi Enterprises Co., Ltd.........................   2,650,900   1,089,007
  #Lelon Electronics Corp...............................   1,324,000     659,376
  *Leofoo Development Co., Ltd..........................   4,280,774   2,684,615
  #Li Peng Enterprise Co., Ltd..........................   6,134,183   2,366,189
   Lian Hwa Food Corp...................................     118,240     148,973
  #Lien Chang Electronic Enterprise Co., Ltd............     694,273     169,430
  #Lien Hwa Industrial Corp.............................   6,457,990   4,107,174
  #Lingsen Precision Industries, Ltd....................   5,570,480   2,881,236
  #LITE-ON IT Corp......................................   5,185,339   5,097,676
   Lite-On Semiconductor Corp...........................   3,806,190   1,714,081
  #Lite-On Technology Corp..............................  28,455,040  36,094,140
   Long Bon International Co., Ltd......................   2,671,301   1,066,906
   Long Chen Paper Co., Ltd.............................   6,658,369   1,981,744
  *Lotes Co., Ltd.......................................     361,000     999,104
  *Lucky Cement Corp....................................   3,099,000     555,826
  #Macronix International Co., Ltd......................  50,597,028  22,244,846
  #Marketech International Corp.........................   1,817,000   1,145,849
   Masterlink Securities Corp...........................  14,310,000   4,632,137
   Maxtek Technology Co., Ltd...........................     262,000     195,579
  #Mayer Steel Pipe Corp................................   1,615,456     764,478
  #Maywufa Co., Ltd.....................................     252,070     101,405
  #Mega Financial Holding Co., Ltd...................... 100,714,765  69,049,231
  *Megamedia Corp.......................................         782           6
   Meiloon Co., Ltd.....................................   1,741,352     692,429
   Mercuries & Associates, Ltd..........................   3,741,430   3,970,349
  *Mercuries Data Systems, Ltd..........................   1,537,800     600,370
   Merry Electronics Co., Ltd...........................     860,000   1,037,270
  *Microelectronics Technology, Inc.....................   5,601,911   1,959,435
  #Micro-Star International Co., Ltd....................  12,791,985   5,426,357
  *Mirle Automation Corp................................     100,000      77,266
  #Mitac International Corp.............................  15,947,450   5,265,277
  *Mobiletron Electronics Co., Ltd......................     153,000      90,634
 #*Mosel Vitelic, Inc...................................   9,462,170   1,437,173
   Nan Ya Printed Circuit Board Corp....................     703,000   1,659,059
   Nantex Industry Co., Ltd.............................   2,063,108   1,761,854
  *Nanya Technology Corp................................   4,221,000     344,346
 #*Neo Solar Power Corp.................................   5,104,000   4,266,765
  #New Asia Construction & Development Co., Ltd.........   1,626,660     437,674
   Nichidenbo Corp......................................      82,249      73,524
   Nien Hsing Textile Co., Ltd..........................   3,919,447   2,791,173
  *Ocean Plastics Co., Ltd..............................       7,776       5,098
  *Optimax Technology Corp..............................   1,382,597      87,862
   Opto Tech Corp.......................................   5,522,000   2,297,107
  *Orient Semiconductor Electronics, Ltd................   4,382,276     644,305
  *Oriental Union Chemical Corp.........................   1,783,225   2,589,736
  *Pacific Construction Co., Ltd........................   1,819,148     566,581
   Pan Jit International, Inc...........................   4,962,837   2,914,980

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                            SHARES     VALUE++
                                                          ---------- -----------
TAIWAN -- (Continued)
   Pan-International Industrial Corp.....................  2,799,967 $ 2,581,383
  #Paragon Technologies Co., Ltd.........................    990,000   1,051,895
  #Pegatron Corp......................................... 16,327,998  19,768,063
   Phihong Technology Co., Ltd...........................    216,320     289,137
  *Picvue Electronics, Ltd...............................    241,600          --
   Plotech Co., Ltd......................................    894,282     450,264
  *Potrans Electrical Corp...............................  1,139,000     167,842
  #Pou Chen Corp......................................... 25,289,550  22,190,164
  *Power Quotient International Co., Ltd.................  1,960,000     654,154
   Powercom Co., Ltd.....................................  1,479,930     852,426
  *Powertech Industrial Co., Ltd.........................    119,000      80,030
   President Securities Corp.............................  9,877,992   4,933,792
   Prince Housing & Development Corp.....................  4,706,432   3,138,372
  *Procomp Informatics, Ltd..............................    391,440          --
  *Prodisc Technology, Inc...............................  6,185,157      35,538
  #Promate Electronic Co., Ltd...........................    732,000     505,602
  #Qisda Corp............................................ 19,325,171   4,797,946
 #*Quintain Steel Co., Ltd...............................  4,035,250     986,736
  *Radiant Opto-Electronics Corp.........................  2,900,839  11,041,930
  #Radium Life Tech Corp.................................  5,882,313   4,817,153
  #Ralec Electronic Corp.................................    477,087     589,148
   Realtek Semiconductor Corp............................  1,404,840   2,605,263
   Rechi Precision Co., Ltd..............................  3,750,190   3,249,830
 #*Ritek Corp............................................ 35,182,622   5,548,511
  *Sainfoin Technology Corp..............................    835,498          --
   Sampo Corp............................................  7,485,925   2,161,118
  #Sanyang Industrial Co., Ltd...........................  9,954,624   5,887,964
   Sanyo Electric Taiwan Co., Ltd........................    368,000     344,040
  *SDI Corp..............................................     98,000      77,777
   Shan-Loong Transportation Co., Ltd....................     66,000      40,376
   Sheng Yu Steel Co., Ltd...............................  1,754,000   1,122,164
  *ShenMao Technology, Inc...............................    153,000     204,042
   Shih Wei Navigation Co., Ltd..........................    559,000     508,326
   Shihlin Electric & Engineering Corp...................  3,683,000   4,008,632
 #*Shin Kong Financial Holding Co., Ltd.................. 77,776,151  23,640,774
  #Shin Zu Shing Co., Ltd................................  1,832,067   4,260,947
   Shinkong Insurance Co., Ltd...........................  2,357,412   1,262,666
   Shinkong Synthetic Fibers Co., Ltd.................... 21,556,754   6,732,665
 #*Shuttle, Inc..........................................  1,119,015     314,528
  #Sigurd Microelectronics Corp..........................  5,726,047   4,054,760
  #Silicon Integrated Systems Corp.......................  8,815,165   3,830,755
   Siliconware Precision Industries Co...................  2,962,000   3,409,206
  *Siliconware Precision Industries Co. Sponsored ADR....      1,964      11,097
  #Sinbon Electronics Co., Ltd...........................  2,197,000   1,520,820
   Sincere Navigation Corp...............................  3,209,740   2,887,533
   Sinkang Industries, Ltd...............................    999,262     386,696
  #Sinon Corp............................................  5,396,877   2,263,043
   SinoPac Holdings Co., Ltd............................. 72,759,344  22,752,549
  *Sitronix Technology Corp..............................  1,033,000   1,366,168
  #Siward Crystal Technology Co., Ltd....................  1,251,875     478,480
  #Solomon Technology Corp...............................  1,375,950     465,546
 #*Solytech Enterprise Corp..............................    821,000     316,363
   South East Soda Manufacturing Co., Ltd................    927,500   1,055,220
   Southeast Cement Co., Ltd.............................  3,279,700   1,164,176
   Spirox Corp...........................................  1,115,661     505,320
   Springsoft, Inc.......................................  2,057,000   2,705,525
   Standard Chemical & Pharmaceutical Co., Ltd...........    166,181     135,572
   Star Comgistic Capital Co., Ltd.......................    275,460     172,917
  #Stark Technology, Inc.................................  1,737,200   1,540,469
   Sunonwealth Electric Machine Industry Co., Ltd........    465,421     395,114
  #Sunplus Technology Co., Ltd...........................  7,796,620   2,877,620

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES      VALUE++
                                                         ----------- -----------
TAIWAN -- (Continued)
   Sunrex Technology Corp...............................     197,000 $   115,614
   Sunspring Metal Corp.................................      59,000      58,104
   Super Dragon Technology Co., Ltd.....................      48,175      47,397
  #Supreme Electronics Co., Ltd.........................   2,864,681   1,652,717
   Sweeten Construction Co., Ltd........................   1,113,825     522,059
   Sysware Systex Corp..................................     822,801     890,856
  *Ta Chen Stainless Pipe Co., Ltd......................   5,861,074   3,190,729
 #*Ta Chong Bank, Ltd...................................  22,888,524   5,861,835
   Ta Ya Electric Wire & Cable Co., Ltd.................   7,117,329   1,886,958
  #Tah Hsin Industrial Corp.............................   1,600,000   1,476,430
  *TAI Roun Products Co., Ltd...........................      63,000      20,309
   TA-I Technology Co., Ltd.............................   1,014,813     709,063
  *Taichung Commercial Bank.............................  19,271,341   5,811,414
  #Tainan Enterprises Co., Ltd..........................   1,333,183   1,785,971
  #Tainan Spinning Co., Ltd.............................  13,897,442   5,546,748
   Taishin Financial Holdings Co., Ltd..................  69,929,773  26,002,905
  #Taisun Enterprise Co., Ltd...........................   3,054,505   1,533,851
  #Taita Chemical Co., Ltd..............................   3,830,728   1,623,465
  *Taiwan Business Bank.................................  41,022,833  13,472,064
   Taiwan Cement Corp...................................  37,192,440  46,386,009
   Taiwan Cogeneration Corp.............................   3,677,333   2,466,973
  *Taiwan Cooperative Financial Holding, Ltd............  53,764,005  33,616,699
   Taiwan Fire & Marine Insurance Co., Ltd..............   1,094,000     764,827
  *Taiwan Flourescent Lamp Co., Ltd.....................     756,000      76,143
  #Taiwan Fu Hsing Industrial Co., Ltd..................     882,000     494,933
  #Taiwan Glass Industry Corp...........................   9,126,091  10,552,554
  *Taiwan Kolin Co., Ltd................................   5,797,000          --
 #*Taiwan Land Development Corp.........................   7,052,215   2,862,262
   Taiwan Mask Corp.....................................   2,786,250   1,016,931
   Taiwan Navigation Co., Ltd...........................     235,000     236,002
   Taiwan Paiho Co., Ltd................................   1,947,850   1,601,605
  #Taiwan Pulp & Paper Corp.............................   6,548,660   2,135,605
   Taiwan Sakura Corp...................................   1,669,472     987,557
   Taiwan Sogo Shinkong Security Co., Ltd...............   1,503,205   1,357,629
  *Taiwan Styrene Monomer Corp..........................   7,684,856   1,869,384
  #Taiwan Tea Corp......................................   8,052,092   3,832,480
  #Taiyen Biotech Co., Ltd..............................   3,071,000   2,320,832
 #*Tatung Co., Ltd......................................  26,969,982   7,671,301
  *Teapo Electronic Corp................................     994,840     157,840
 #*Teco Electric & Machinery Co., Ltd...................  24,578,725  16,238,157
  *Tecom, Ltd...........................................     736,753      80,722
   Test-Rite International Co., Ltd.....................   1,786,331   1,296,150
  *Thinking Electronic Industrial Co., Ltd..............     633,000     616,525
   Ton Yi Industrial Corp...............................  10,914,600   5,607,325
  #Tong Yang Industry Co., Ltd..........................   3,570,623   4,139,828
   Tong-Tai Machine & Tool Co., Ltd.....................   1,456,640   1,478,024
   Topco Scientific Co., Ltd............................   1,312,719   2,084,733
  #Topoint Technology Co., Ltd..........................   1,297,682     865,536
 #*Tung Ho Spinning, Weaving & Dyeing Co., Ltd..........   2,649,000   1,087,851
   Tung Ho Steel Enterprise Corp........................   6,761,274   6,394,959
 #*TYC Brother Industrial Co., Ltd......................   2,445,790     984,738
 #*Tycoons Group Enterprise Co., Ltd....................   6,485,938   1,258,505
   Tyntek Corp..........................................   2,090,000     774,432
 #*Tze Shin International Co., Ltd......................   1,161,418     408,016
   Unimicron Technology Corp............................  10,999,363  14,504,701
  *Union Bank of Taiwan.................................   8,501,282   2,830,639
  #Unitech Electronics Co., Ltd.........................   1,308,739     617,697
  #Unitech Printed Circuit Board Corp...................   8,812,281   3,858,382
   United Integration Service Co., Ltd..................   1,309,000   1,249,825
  #United Microelectronics Corp......................... 171,747,681  90,588,684
   Unity Opto Technology Co., Ltd.......................   1,690,629   1,627,837

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                        SHARES       VALUE++
                                                      ----------- --------------
TAIWAN -- (Continued)
   Universal Cement Corp.............................   5,319,551 $    2,417,666
   Universal Microelectronics Co., Ltd...............     892,491        252,404
  #Universal, Inc....................................     143,837         89,633
  #UPC Technology Corp...............................   8,881,415      5,227,431
   USI Corp..........................................   6,039,427      5,637,104
  #U-Tech Media Corp.................................   1,946,799        375,024
   Ve Wong Corp......................................   1,473,806      1,002,697
   Wah Lee Industrial Corp...........................     566,000        748,405
  #Walsin Lihwa Corp.................................  42,923,412     15,173,777
  #Walsin Technology Corp., Ltd......................   8,431,230      2,422,491
  #Walton Advanced Engineering, Inc..................   4,433,853      1,575,794
   Wan Hai Lines Co., Ltd............................   5,825,000      3,244,000
   Wan Hwa Enterprise Co., Ltd.......................     696,689        312,085
   Waterland Financial Holdings Co., Ltd.............  28,804,896      9,454,418
  *WEI Chih Steel Industrial Co., Ltd................   1,914,898        337,526
   Weikeng Industrial Co., Ltd.......................   1,544,550      1,170,195
  #Well Shin Technology Co., Ltd.....................     445,080        548,901
  #Wellypower Optronics Corp.........................   2,050,000      1,099,034
   Weltrend Semiconductor, Inc.......................     471,000        239,620
 #*Winbond Electronics Corp..........................  37,719,885      6,147,618
  #Wintek Corp.......................................  24,204,507     19,754,266
   Wistron Corp......................................   2,163,000      3,249,410
   WPG Holdings, Ltd.................................   1,513,092      2,117,868
   WT Microelectronics Co., Ltd......................   2,471,965      3,649,658
 #*WUS Printed Circuit Co., Ltd......................   5,550,928      2,245,992
   Yageo Corp........................................  30,712,840      9,450,690
   Yang Ming Marine Transport Corp...................  22,614,676      9,940,704
   Yem Chio Co., Ltd.................................     834,213        691,554
   Yeung Cyang Industrial Co., Ltd...................   3,086,667      1,907,969
  #Yi Jinn Industrial Co., Ltd.......................   4,086,810      1,055,827
   Yieh Phui Enterprise Co., Ltd.....................  12,782,485      4,302,057
 #*Young Fast Optoelectronics Co., Ltd...............   1,306,000      3,046,858
  *Yuanta Financial Holding Co., Ltd.................  80,495,654     45,509,862
   Yuen Foong Yu Paper Manufacturing Co., Ltd........  14,073,847      6,019,898
   Yulon Motor Co., Ltd..............................  11,092,572     21,730,629
   Yung Chi Paint & Varnish Manufacturing Co., Ltd...     183,687        273,845
   Yung Tay Engineering Co., Ltd.....................   3,023,000      4,809,169
  #Zenitron Corp.....................................   2,572,000      1,775,493
   Zig Sheng Industrial Co., Ltd.....................   6,175,400      2,787,556
   Zippy Technology Corp.............................     343,000        253,443
  #Zyxel Communication Corp..........................   5,599,000      3,127,160
                                                                  --------------
TOTAL TAIWAN.........................................              1,913,775,342
                                                                  --------------
THAILAND -- (2.3%)
  *A.J. PCL (Foreign)................................     446,500        239,673
   Aapico Hitech PCL (Foreign).......................     539,800        202,480
   Asia Plus Securities PCL (Foreign)................   5,307,600        429,070
   Asian Property Development PCL (Foreign)..........   9,963,800      1,691,510
   Bangchak Petroleum PCL (Foreign)..................   7,345,800      4,845,734
   Bangkok Bank PCL (Foreign)........................   6,157,700     33,153,017
   Bangkok Bank PCL (Foreign) NVDR...................   5,536,700     27,482,084
   Bangkok Expressway PCL (Foreign)..................   4,703,400      2,844,093
   Bangkok First Investment & Trust PCL (Foreign)....     132,300         29,947
   Bangkok Insurance PCL (Foreign)...................     143,220      1,060,546
  *Bangkokland PCL (Foreign)......................... 112,797,303      2,589,687
   Bank of Ayudhya PCL (Foreign).....................  16,762,600     12,087,501
   Bank of Ayudhya PCL (Foreign) NVDR................   8,694,800      6,241,700
   Cal-Comp Electronics (Thailand) PCL (Foreign).....  18,405,400      1,559,326
   Capital Nomura Securities PCL (Foreign)...........     413,400        380,983
   Central Plaza Hotel PCL (Foreign).................   7,726,600      2,873,271
   Charoong Thai Wire & Cable PCL (Foreign)..........       7,300          2,030

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
THAILAND -- (Continued)
   Delta Electronics (Thailand) PCL (Foreign)..........   5,120,800 $ 3,543,577
   Eastern Water Resources Development & Management
     PCL (Foreign).....................................   9,535,200   2,004,165
  *Erawan Group PCL (Foreign)..........................   4,816,850     383,167
   Esso (Thailand) PCL (Foreign).......................  16,697,500   7,073,153
  *G J Steel PCL (Foreign)............................. 214,856,100     972,671
  *G Steel PCL (Foreign)...............................  76,628,600     817,702
   Hana Microelectronics PCL (Foreign).................   3,721,100   2,201,977
   Hermraj Land & Development PCL (Foreign)............  57,776,500   4,633,330
   ICC International PCL (Foreign).....................   2,710,500   3,900,315
   IRPC PCL (Foreign).................................. 104,052,700  15,410,230
   Italian-Thai Development PCL (Foreign) NVDR.........  21,127,800   2,391,182
   Jasmine International PCL (Foreign).................  13,568,100     886,259
   Kang Yong Electric PCL (Foreign)....................       4,000      24,317
   Kasikornbank PCL (Foreign)..........................     941,700   4,034,770
   KGI Securities (Thailand) PCL (Foreign).............   7,771,200     613,152
   Kiatnakin Finance PCL (Foreign).....................   4,228,500   4,375,489
   Krung Thai Bank PCL (Foreign).......................  54,147,700  26,789,323
  *Krungthai Card PCL (Foreign)........................     315,900     151,183
   Laguna Resorts & Hotels PCL (Foreign)...............   1,342,400   2,094,448
   Loxley PCL (Foreign)................................  11,381,000   1,361,672
   MBK PCL (Foreign)...................................     905,500   2,679,167
   Padaeng Industry PCL (Foreign) NVDR.................   1,412,500     694,260
   Polyplex PCL (Foreign)..............................   2,621,200   1,390,062
   Precious Shipping PCL (Foreign).....................   5,126,400   2,718,608
  *PTT Global Chemical PCL (Foreign)...................  21,134,341  45,446,521
   PTT PCL (Foreign)...................................   3,477,700  38,235,020
   Quality Houses PCL (Foreign)........................  43,246,900   2,195,558
  *Regional Container Lines PCL (Foreign)..............   5,039,500   1,124,416
   Rojana Industrial Park PCL (Foreign)................     882,500     172,648
   Saha Pathana Inter-Holding PCL (Foreign)............   2,932,100   2,218,630
   Saha Pathanapibul PCL (Foreign).....................   1,594,833   1,701,843
   Saha-Union PCL (Foreign)............................   2,976,400   2,911,434
  *Sahaviriya Steel Industries PCL (Foreign)...........  96,291,640   2,553,246
   Samart Corporation PCL (Foreign)....................   2,574,100     670,057
   Sansiri PCL (Foreign)...............................  46,586,864   2,786,926
   SC Asset Corp. PCL (Foreign)........................   2,743,900   1,286,550
  *Shinawatra Satellite PCL (Foreign)..................   6,126,000   2,476,152
   Siam Commercial Bank PCL (Foreign)..................      85,400     334,144
  *Siamgas & Petrochemicals PCL (Foreign)..............     358,600     173,937
   Somboon Advance Technology PCL (Foreign)............     703,400     539,065
   Sri Ayudhya Capital PCL (Foreign)...................     228,500     132,999
   Sri Trang Agro Industry PCL (Foreign)...............   5,973,600   4,153,028
   Supalai PCL (Foreign)...............................     253,266     115,475
  *Tata Steel (Thailand) PCL (Foreign).................  35,972,800   1,058,537
  *Thai Airways International PCL (Foreign)............  10,238,111   7,846,184
   Thai Carbon Black PCL (Foreign).....................     139,600     115,111
   Thai Oil PCL (Foreign)..............................   9,740,500  20,236,932
   Thai Plastic & Chemicals PCL (Foreign)..............   3,787,100   3,612,593
   Thai Rayon PCL (Foreign)............................     165,000     384,155
   Thai Stanley Electric PCL (Foreign).................     154,900     751,334
  *Thai Stanley Electric PCL (Foreign) NVDR............      20,100      97,494
   Thai Wacoal PCL (Foreign)...........................      93,300     144,815
   Thanachart Capital PCL (Foreign)....................   8,048,100   6,766,390
   Thoresen Thai Agencies PCL (Foreign)................   4,359,800   2,988,772
   Ticon Industrial Connection PCL (Foreign)...........   1,699,000     686,742
   Tisco Financial Group PCL (Foreign).................   1,310,500   1,514,968
   TMB Bank PCL (Foreign).............................. 112,047,600   6,050,752
   Total Access Communication PCL (Foreign) (B1XFLM7)..   1,074,380   2,256,198
   Total Access Communication PCL (Foreign) (B231MK7)..   7,356,500  16,651,738
   TPI Polene PCL (Foreign)............................  10,404,124   5,517,466
  *Tycoons Worldwide Group PCL (Foreign)...............   1,243,300     285,446

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
THAILAND -- (Continued)
   Univentures PCL (Foreign)...........................  3,481,400 $    290,445
   Vanachai Group PCL (Foreign)........................  6,390,000      892,637
   Vinythai PCL (Foreign)..............................  5,239,317    3,151,214
                                                                   ------------
TOTAL THAILAND.........................................             379,384,403
                                                                   ------------
TURKEY -- (1.7%)
   Adana Cimento Sanayii T.A.S. Series A...............    622,961    1,273,653
   Adana Cimento Sanayii T.A.S. Series C...............    299,447      114,274
  *Advansa Sasa Polyester Sanayi A.S...................  1,070,451      781,005
   Akcansa Cimento Sanayi ve Ticaret A.S...............    301,405    1,264,009
  *Akenerji Elektrik Uretim A.S........................     84,732       99,442
   Aksa Akrilik Kimya Sanayii A.S......................  1,594,048    4,037,177
  *Aksigorta A.S.......................................  1,348,634    1,210,829
   Alarko Holding A.S..................................  1,040,740    1,850,763
  *Albaraka Turk Katilim Bankasi A.S...................    755,022      700,508
   Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S.     60,733      774,975
   Anadolu Anonim Turk Sigorta Sirketi A.S.............  3,515,099    1,696,854
   Anadolu Cam Sanayii A.S.............................  1,486,817    2,478,763
   Arcelik A.S.........................................  1,630,352    7,047,619
  *Asya Katilim Bankasi A.S............................  6,837,864    6,489,809
  *Ayen Enerji A.S.....................................    593,912      423,822
   Aygaz A.S...........................................  1,115,997    5,629,802
   Bati Anabolu Cimento A.S............................    276,594      926,427
   Bolu Cimento Sanayii A.S............................    997,004      777,564
  *Borusan Mannesmann Boru Sanayi ve Ticaret A.S.......    109,881    1,381,427
   Cimsa Cimento Sanayi ve Ticaret A.S.................    562,388    2,704,992
  *Deva Holding A.S....................................    620,118      686,012
  *Dogan Gazetecilik A.S...............................    572,836      533,784
  *Dogan Sirketler Grubu Holding A.S................... 13,119,972    4,503,407
  *Dogan Yayin Holding A.S.............................  2,670,107      898,867
  *Dogus Otomotiv Servis ve Ticaret A.S................    958,607    1,972,365
   Eczacibasi Yatirim Holding Ortakligi A.S............    456,824    1,178,100
   EGE Seramik Sanayi ve Ticaret A.S...................    897,041      824,649
   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
     Sanayi ve Ticaret A.S.............................  2,701,595    2,717,117
   Eregli Demir ve Celik Fabrikalari T.A.S.............  9,603,111   20,963,494
   Gentas Genel Metal Sanayi ve Ticaret A.S............    600,898      520,116
  *Global Yatirim Holding A.S..........................  3,351,574    2,090,172
   Goodyear Lastikleri T.A.S...........................     95,754    2,663,497
  *GSD Holding A.S.....................................  3,489,632    1,177,009
  *Gunes Sigorta A.S...................................    403,299      444,088
  *Hurriyet Gazetecilik ve Matbaacilik A.S.............  2,638,182    1,318,808
  *Ihlas EV Aletleri A.S...............................         --           --
  *Ihlas Holding A.S...................................  9,021,160    3,899,644
  *Ipek Dogal Enerji Kaynaklari Ve Uretim A.S..........    885,242    1,247,684
  *Is Finansal Kiralama A.S............................  1,925,531    1,235,363
   Is Yatirim Menkul Degerler A.S......................    385,175      332,943
  *Isiklar Yatirim Holding A.S.........................  1,527,068      702,839
   Ittifak Holding A.S.................................     92,228      253,740
  *Izmir Demir Celik Sanayi A.S........................  1,559,700    3,277,125
  *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
    Class A............................................  2,610,753    1,729,009
  *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
    Class B............................................  1,241,260    1,051,536
  *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
    Class D............................................  8,200,201    3,821,717
   Koc Holding A.S. Series B...........................  7,898,158   30,674,974
   Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi
     ve Ticaret A.S....................................  1,175,717    2,483,582
  *Koza Anadolu Metal Madencilik Isletmeleri A.S.......  1,404,798    3,010,069
  *Marti Otel Isletmeleri A.S..........................         --           --
  *Menderes Tekstil Sanayi ve Ticaret A.S..............  4,409,749    2,719,441
  *Metro Ticari ve Mali Yatirimlar Holding A.S.........  1,262,429      651,849
   Net Turizm Ticaret ve Sanayi A.S....................  2,364,089      876,490
   Netas Telekomunikasyon A.S..........................     11,020      807,431
  *Park Elektrik Uretim Madencilik Sanayi ve Ticaret
    A.S................................................    145,574      317,217

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                       SHARES       VALUE++
                                                     ---------- ---------------
TURKEY -- (Continued)
  *Petkim Petrokimya Holding A.S....................  4,417,470 $     5,056,833
   Pinar Entegre Et ve Un Sanayi A.S................    270,604         924,334
   Pinar SUT Mamulleri Sanayii A.S..................    194,424       1,876,039
  *Raks Elektronik Sanayi ve Ticaret A.S............      5,859           2,605
  *Sabah Yayincilik A.S.............................     31,938          68,303
   Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret
     A.S............................................    671,194       1,543,422
   Sekerbank T.A.S..................................  6,207,225       3,371,811
   Selcuk Ecza Deposu Ticaret ve Sanayi A.S.........  1,715,219       1,560,765
   Soda Sanayii A.S.................................    646,809       1,193,041
  *Tekfen Holding A.S...............................  1,568,707       5,376,030
  *Tekstil Bankasi A.S..............................    795,952         317,732
   Trakya Cam Sanayii A.S...........................  2,845,610       4,232,803
   Turcas Petrol A.S................................    812,395       1,117,021
  *Turk Hava Yollari A.S............................  6,069,828       8,023,082
   Turkiye Is Bankasi A.S........................... 20,728,709      43,178,392
   Turkiye Sinai Kalkinma Bankasi A.S...............  4,187,333       5,046,974
   Turkiye Sise ve Cam Fabrikalari A.S..............  5,734,884      11,747,529
   Turkiye Vakiflar Bankasi T.A.O...................  9,550,176      15,492,633
   Ulker Biskuvi Sanayi A.S.........................  1,364,998       4,100,513
  *Uzel Makina Sanayii A.S..........................    275,043              --
   Vestel Beyaz Esya Sanayi ve Ticaret A.S..........    827,911         852,123
  *Vestel Elektronik Sanayi ve Ticaret A.S..........  1,445,379       1,671,464
  *Yapi ve Kredi Bankasi A.S........................ 11,028,482      20,426,514
                                                                ---------------
TOTAL TURKEY........................................                280,427,815
                                                                ---------------
TOTAL COMMON STOCKS.................................             14,583,353,038
                                                                ---------------
PREFERRED STOCKS -- (5.0%)
BRAZIL -- (5.0%)
   Alpargatas SA....................................    613,575       4,934,025
   Banco ABC Brasil SA..............................    776,812       5,588,671
   Banco Alfa de Investimento SA....................     61,726         204,199
   Banco Cruzeiro do Sul SA.........................      5,100          39,960
   Banco Daycoval SA................................    564,248       3,145,476
   Banco do Estado do Rio Grande do Sul SA..........  1,227,103      14,130,788
   Banco Industrial e Comercial SA..................  1,217,500       5,435,268
  *Banco Panamericano SA............................  1,129,800       4,390,649
   Banco Pine SA....................................    307,308       2,312,901
   Banco Sofisa SA..................................    694,800       1,332,177
  *Braskem SA Preferred Series A....................  1,566,700      14,024,261
  #Braskem SA Sponsored ADR.........................    579,894      10,449,690
   Cia Brasileira de Distribuicao Grupo Pao de
     Acucar Series A Sponsored ADR..................     45,210       1,926,398
   Cia de Tecidos Norte de Minas - Coteminas SA.....    901,775       2,007,729
   Cia Ferro Ligas da Bahia - Ferbasa...............    790,134       3,943,434
   Confab Industrial SA.............................  2,986,607       9,777,582
   Eucatex SA Industria e Comercio SA...............    117,988         472,033
   Financeira Alfa SA Credito Financiamento e
     Investimentos..................................     36,400          70,833
   Forjas Taurus SA.................................    916,590         912,813
   Gerdau SA........................................  4,130,372      39,360,516
  #Gerdau SA Sponsored ADR..........................  8,373,239      79,545,770
   Inepar SA Industria e Construcoes................  1,244,408       1,659,496
  *Klabin SA........................................  8,324,943      38,594,344
   Mangels Industrial SA............................      3,600          11,641
   Marcopolo SA.....................................  2,140,643       9,703,464
   Metalurgica Gerdau SA............................  1,008,700      12,123,798
   Parana Banco SA..................................    116,200         751,522
   Petroleo Brasileiro SA...........................  2,656,900      37,362,656
  #Petroleo Brasileiro SA ADR....................... 14,533,298     405,915,013
   Suzano Papel e Celullose SA......................  3,811,174      16,141,648
   Telemar Norte Leste SA Preferred Series A........    566,358      14,586,830
   Ultrapar Participacoes SA Sponsored ADR..........    504,056      10,030,714
  *Unipar Participacoes SA Preferred Series B.......  8,924,236       1,583,398

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                     SHARES          VALUE++
                                                  -------------- ---------------
BRAZIL -- (Continued)
   Usinas Siderurgicas de Minas Gerais SA
     Perferred Series A..........................     10,244,898 $    68,721,500
  *Vale SA Series B..............................        239,144              --
   Whirlpool SA..................................         71,500         136,682
                                                                 ---------------
TOTAL BRAZIL.....................................                    821,327,879
                                                                 ---------------
INDIA -- (0.0%)
  *JSW ISPAT Steel, Ltd..........................      1,190,176          97,441
                                                                 ---------------
MALAYSIA -- (0.0%)
  *Malayan United Industries Berhad Series A2....      1,526,067         112,875
  *TA Global Berhad..............................      7,366,420         640,871
                                                                 ---------------
TOTAL MALAYSIA...................................                        753,746
                                                                 ---------------
TOTAL PREFERRED STOCKS...........................                    822,179,066
                                                                 ---------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
  *Banco Panamericano SA Rights 05/09/12.........      1,400,762         617,323
                                                                 ---------------
CHINA -- (0.0%)
 #*Xiwang Sugar Holdings Co., Ltd. Warrants
  02/22/12.......................................      1,031,456              --
                                                                 ---------------
TURKEY -- (0.0%)
  *Ipek Dogal Enerji Kaynaklari Ve Uretim A.S.
    Rights 02/15/12..............................        885,242         672,582
                                                                 ---------------
TOTAL RIGHTS/WARRANTS............................                      1,289,905
                                                                 ---------------

                                                     SHARES/
                                                      FACE
                                                     AMOUNT          VALUE+
                                                  -------------- ---------------
                                                      (000)
SECURITIES LENDING COLLATERAL -- (6.7%)
(S)@DFA Short Term Investment Fund...............  1,099,353,578   1,099,353,578
  @Repurchase Agreement, Deutsche Bank
   Securities, Inc. 0.24%, 02/01/12
   (Collateralized by FNMA rates ranging from
   3.000% to 4.000%, maturities ranging from
   11/01/26 to 01/01/42, valued at $669,267) to
   be repurchased at $656,148.................... $          656         656,144
                                                                 ---------------
TOTAL SECURITIES LENDING COLLATERAL..............                  1,100,009,722
                                                                 ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $15,598,298,471)^^.......................                $16,506,831,731
                                                                 ===============

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


Summary of inputs used to value the Fund's investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                             VALUATION INPUTS
                          ------------------------------------------------------
                                 INVESTMENT IN SECURITIES (MARKET VALUE)
                          ------------------------------------------------------
                             LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                          -------------- --------------- ------- ---------------
Common Stocks
   Brazil................ $1,240,304,259              --   --    $ 1,240,304,259
   Chile.................    264,662,471              --   --        264,662,471
   China.................    272,493,358 $ 1,973,260,733   --      2,245,754,091
   Czech Republic........             --      45,529,687   --         45,529,687
   Hungary...............             --      83,250,451   --         83,250,451
   India.................    167,217,558   1,146,469,403   --      1,313,686,961
   Indonesia.............      9,547,740     523,492,680   --        533,040,420
   Israel................        358,895       1,200,306   --          1,559,201
   Malaysia..............      2,619,430     523,148,369   --        525,767,799
   Mexico................    922,825,843         646,753   --        923,472,596
   Philippines...........             --     139,774,813   --        139,774,813
   Poland................      2,575,064     232,459,699   --        235,034,763
   Russia................         76,980     863,069,660   --        863,146,640
   South Africa..........    240,435,439   1,043,323,592   --      1,283,759,031
   South Korea...........    384,841,227   1,926,181,068   --      2,311,022,295
   Taiwan................     80,211,592   1,833,563,750   --      1,913,775,342
   Thailand..............    379,384,403              --   --        379,384,403
   Turkey................             --     280,427,815   --        280,427,815
Preferred Stocks
   Brazil................    821,327,879              --   --        821,327,879
   India.................             --          97,441   --             97,441
   Malaysia..............        112,875         640,871   --            753,746
Rights/Warrants
   Brazil................        617,323              --   --            617,323
   China.................             --              --   --                 --
   Turkey................             --         672,582   --            672,582
Securities Lending
  Collateral.............             --   1,100,009,722   --      1,100,009,722
                          -------------- ---------------   --    ---------------
TOTAL.................... $4,789,612,336 $11,717,219,395   --    $16,506,831,731
                          ============== ===============   ==    ===============

              See accompanying Notes to Schedules of Investments.

ORGANIZATION

   Dimensional Emerging Markets Value Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. The Fund's advisor is Dimensional Fund Advisors LP (the "Advisor").

SECURITY VALUATION

   The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   .   Level 1 - quoted prices in active markets for identical securities

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Fund did not have any significant transfers between Level 1 and Level 2 during the period ended January 31, 2012.

FINANCIAL INSTRUMENTS

   In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Fund may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Fund may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Fund.

   3. Futures Contracts: The Fund may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. The Fund entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At January 31, 2012, the Fund had no outstanding futures contracts.

FEDERAL TAX COST

   At January 31, 2012, the total cost of securities for federal income tax purposes was $15,612,108,381 for Dimensional Emerging Markets Value Fund.

OTHER

   The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

RECENT ISSUED ACCOUNTING STANDARDS

   In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

SUBSEQUENT EVENT EVALUATIONS

   Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the Schedule of Investments.

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

     (a) Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund


By:    /s/ David G. Booth
       --------------------------------------------
       David G. Booth
       Chairman, Trustee, President and
       Co-Chief Executive Officer

Date: March 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:    /s/ David G. Booth
       --------------------------------------------
       David G. Booth
       Principal Executive Officer
       Dimensional Emerging Markets Value Fund

Date: March 26, 2012


By:    /s/ David R. Martin
       --------------------------------------------
       David R. Martin
       Principal Financial Officer
       Dimensional Emerging Markets Value Fund

Date: March 26, 2012